American Century Investments®
Quarterly Portfolio Holdings
Avantis® Emerging Markets Equity Fund
May 28, 2021

Avantis Emerging Markets Equity Fund - Schedule of Investments
MAY 28, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.0%
Brazil — 5.7%
AES Brasil Energia SA	9,500	25,975
Aliansce Sonae Shopping Centers SA	4,600	26,532
Alpargatas SA, Preference Shares(1)	3,300	29,640
Ambev SA, ADR	42,032	145,431
Anima Holding SA(1)	600	1,457
Arezzo Industria e Comercio SA	900	15,430
Atacadao SA	3,700	15,612
Azul SA, ADR(1)(2)	455	11,243
B2W Cia Digital(1)	900	10,344
B3 SA - Brasil Bolsa Balcao	40,800	136,295
Banco ABC Brasil SA, Preference Shares	2,400	7,805
Banco BMG SA, Preference Shares	4,900	4,560
Banco Bradesco SA	12,936	56,915
Banco Bradesco SA, ADR	42,901	217,937
Banco BTG Pactual SA	2,900	68,220
Banco do Brasil SA	15,860	101,672
Banco do Estado do Rio Grande do Sul SA, Class B Preference Shares	6,900	17,701
Banco Inter SA	1,500	19,166
Banco Inter SA, Preference Shares	6,900	29,524
Banco Mercantil do Brasil SA, Preference Shares	400	1,457
Banco Pan SA, Preference Shares	4,400	19,266
Banco Santander Brasil SA, ADR	6,130	48,366
BB Seguridade Participacoes SA	5,300	23,878
BR Malls Participacoes SA(1)	13,500	29,374
BR Properties SA	5,500	10,036
BrasilAgro - Co. Brasileira de Propriedades Agricolas	1,500	9,072
Braskem SA, ADR(1)(2)	1,253	24,897
BRF SA, ADR(1)	14,207	70,040
C&A Modas Ltda(1)	4,900	13,012
Camil Alimentos SA	3,100	5,895
CCR SA	23,400	61,826
Centrais Eletricas Brasileiras SA, ADR(2)	1,464	12,122
Centrais Eletricas Brasileiras SA, Class B Preference Shares	1,200	9,935
Cia Brasileira de Distribuicao, ADR(2)	9,143	68,572
Cia de Locacao das Americas	8,400	42,808
Cia de Saneamento Basico do Estado de Sao Paulo, ADR	2,823	21,709
Cia de Saneamento de Minas Gerais-COPASA	5,000	16,482
Cia de Saneamento do Parana	1,800	6,994
Cia de Saneamento do Parana, Preference Shares	12,800	10,021
Cia de Transmissao de Energia Eletrica Paulista, Preference Shares	400	2,022
Cia Energetica de Minas Gerais, ADR	18,600	48,174
Cia Energetica de Sao Paulo, Class B Preference Shares	3,500	16,346
Cia Ferro Ligas da Bahia - FERBASA, Preference Shares	1,500	10,612
Cia Hering	3,900	25,069
Cia Paranaense de Energia, ADR	3,382	20,157
Cia Siderurgica Nacional SA, ADR	17,891	152,610
Cielo SA	50,500	40,309
Cogna Educacao(1)	5,800	4,752

Construtora Tenda SA	300	1,387
Cosan SA	7,144	30,170
CPFL Energia SA	900	5,003
Cristal Pigmentos do Brasil SA, Preference Shares	200	2,735
CVC Brasil Operadora e Agencia de Viagens SA(1)	3,300	15,766
Cyrela Brazil Realty SA Empreendimentos e Participacoes	14,800	67,444
Direcional Engenharia SA	2,300	5,839
Dommo Energia SA(1)	1,400	234
Duratex SA	7,000	27,655
EcoRodovias Infraestrutura e Logistica SA(1)	3,900	9,354
EDP - Energias do Brasil SA	8,700	31,266
Embraer SA, ADR(1)	4,841	64,821
Enauta Participacoes SA	2,500	7,416
Energisa SA	1,700	15,354
Eneva SA(1)	11,200	37,909
Engie Brasil Energia SA	4,800	36,748
Equatorial Energia SA	10,200	49,966
Eternit SA(1)	488	3,022
Eternit SA(1)	2,500	15,484
Eucatex SA Industria e Comercio, Preference Shares	700	1,444
Even Construtora e Incorporadora SA	2,500	4,955
Ez Tec Empreendimentos e Participacoes SA	1,600	9,637
Fleury SA	3,200	16,271
Fras-Le SA	1,000	2,207
Gafisa SA(1)	1,949	1,657
Gerdau SA, ADR	20,720	129,500
Gol Linhas Aereas Inteligentes SA, ADR(1)(2)	748	7,660
GPC Participacoes SA	1,200	8,807
Grazziotin SA, Preference Shares	200	1,236
Grendene SA	7,200	13,663
Grupo SBF SA(1)	1,700	10,666
Guararapes Confeccoes SA	2,200	8,312
Hapvida Participacoes e Investimentos SA	13,800	42,234
Helbor Empreendimentos SA	720	1,236
Hypera SA	5,800	40,264
Iguatemi Empresa de Shopping Centers SA	1,300	11,055
Industrias Romi SA	1,850	9,755
Instituto Hermes Pardini SA	1,400	5,665
Iochpe Maxion SA(1)	2,900	9,604
Irani Papel e Embalagem SA	5,300	8,491
IRB Brasil Resseguros S/A	26,014	29,949
Itau Unibanco Holding SA, ADR(2)	38,229	217,905
JBS SA	18,900	109,410
Jereissati Participacoes SA	1,300	7,383
JHSF Participacoes SA	10,100	14,883
Kepler Weber SA	200	1,982
Klabin SA(1)	20,800	104,605
Lavvi Empreendimentos Imobiliarios Ltda	5,200	7,832
Light SA	10,619	35,535
Linx SA(1)	1,500	10,799
Localiza Rent a Car SA	6,580	78,050
Locaweb Servicos de Internet SA	7,200	36,292
LOG Commercial Properties e Participacoes SA	500	2,902
Log-in Logistica Intermodal SA(1)	1,900	6,949
Lojas Americanas SA, Preference Shares	9,099	35,145

Lojas Quero Quero S/A	6,400	26,230
Lojas Renner SA	12,700	116,017
M Dias Branco SA	1,500	8,102
Magazine Luiza SA	10,400	40,529
Mahle-Metal Leve SA	300	1,591
Marcopolo SA, Preference Shares	14,900	7,776
Marfrig Global Foods SA	7,100	24,372
Marisa Lojas SA(1)	1,500	2,115
Metalurgica Gerdau SA, Preference Shares	1,900	5,352
Mills Estruturas e Servicos de Engenharia SA	3,300	4,920
Minerva SA	4,500	8,531
Mitre Realty Empreendimentos E Participacoes LTDA	2,600	5,996
Movida Participacoes SA	3,700	12,566
MRV Engenharia e Participacoes SA	14,400	48,519
Multiplan Empreendimentos Imobiliarios SA	2,900	14,295
Natura & Co. Holding SA(1)	7,778	76,292
Notre Dame Intermedica Participacoes SA	3,400	57,403
Odontoprev SA	7,500	18,708
Omega Geracao SA(1)	3,800	27,765
Paranapanema SA(1)	200	591
Petro Rio SA(1)	25,500	96,144
Petrobras Distribuidora SA	13,600	66,777
Petroleo Brasileiro SA, ADR	23,286	237,750
Petroleo Brasileiro SA, ADR Preference Shares	29,401	303,124
Porto Seguro SA	1,900	19,278
Portobello SA	4,200	11,242
Positivo Tecnologia SA	2,800	7,758
Profarma Distribuidora de Produtos Farmaceuticos SA(1)	1,200	1,474
Qualicorp Consultoria e Corretora de Seguros SA	5,900	32,909
Raia Drogasil SA	10,200	53,821
Randon SA Implementos e Participacoes, Preference Shares	3,900	11,098
Rumo SA(1)	14,000	56,089
Santos Brasil Participacoes SA(1)	6,400	10,549
Sao Carlos Empreendimentos e Participacoes SA	100	805
Sao Martinho SA	8,000	53,833
Sendas Distribuidora SA, ADR(2)	5,280	89,602
Ser Educacional SA	2,100	6,024
SIMPAR SA	2,600	24,924
SLC Agricola SA	1,600	15,801
Smiles Fidelidade SA	3,000	12,929
StoneCo Ltd., A Shares(1)	1,010	66,630
Sul America SA	6,373	42,408
Suzano SA, ADR(1)(2)	10,834	128,491
Tegma Gestao Logistica SA	400	1,764
Telefonica Brasil SA, ADR	2,403	20,329
TIM SA, ADR	2,416	28,026
TOTVS SA	7,000	45,170
Transmissora Alianca de Energia Eletrica SA	7,600	57,018
Trisul SA	300	599
Tupy SA(1)	2,300	10,848
Ultrapar Participacoes SA, ADR(2)	17,450	64,041
Unipar Carbocloro SA, Preference Shares	2,600	48,790
Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A Preference Shares	18,800	70,702
Vale SA, ADR	40,301	867,278
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA(1)	600	1,145

Via Varejo SA(1)	4,800	11,715
Vivara Participacoes SA	800	4,682
Vulcabras Azaleia SA(1)	600	1,056
WEG SA	8,600	56,715
Wiz Solucoes e Corretagem de Seguros SA	600	1,462
YDUQS Participacoes SA	8,400	53,929
		6,441,184
Chile — 0.6%
AES Gener SA	194,445	27,375
Aguas Andinas SA, A Shares	106,125	20,173
Banco de Chile	577,826	57,822
Banco de Credito e Inversiones SA	1,090	51,453
Banco Santander Chile, ADR	2,315	49,518
Besalco SA	2,057	1,150
CAP SA	4,006	71,881
Cencosud SA	17,126	33,330
Cencosud Shopping SA	6,154	11,603
Cia Cervecerias Unidas SA, ADR	1,576	28,305
Cia Sud Americana de Vapores SA	569,019	38,484
Colbun SA	243,180	33,646
Embotelladora Andina SA, Class B Preference Shares	13,739	32,712
Empresa Nacional de Telecomunicaciones SA	3,422	18,223
Empresas CMPC SA	16,536	41,289
Empresas COPEC SA	3,197	31,816
Enel Americas SA, ADR	3,382	22,964
Enel Chile SA	313,182	18,199
Engie Energia Chile SA	14,725	11,890
Falabella SA	6,732	29,446
Grupo Security SA	30,991	5,988
Inversiones Aguas Metropolitanas SA	7,601	4,227
Itau CorpBanca Chile SA(1)	3,424,545	10,564
Latam Airlines Group SA, ADR(1)	802	2,213
Parque Arauco SA(1)	4,457	6,416
Ripley Corp. SA(1)	3,501	1,001
Salfacorp SA	2,048	1,244
Sociedad Quimica y Minera de Chile SA, ADR	915	39,684
SONDA SA	16,560	9,943
Vina Concha y Toro SA	7,229	13,140
		725,699
China — 32.1%
21Vianet Group, Inc., ADR(1)	2,296	51,247
360 DigiTech, Inc., ADR(1)	3,602	101,108
361 Degrees International Ltd.(1)	40,000	18,191
3SBio, Inc.(1)	42,500	48,713
51job, Inc., ADR(1)	559	40,069
A-Living Smart City Services Co. Ltd.(2)	10,000	48,653
AAC Technologies Holdings, Inc.(2)	23,500	142,273
Agile Group Holdings Ltd.	52,000	73,376
Agricultural Bank of China Ltd., H Shares	361,000	146,479
Air China Ltd., H Shares(1)	28,000	23,319
Ajisen China Holdings Ltd.	4,000	747
Alibaba Group Holding Ltd., ADR(1)	9,068	1,940,189
Alibaba Health Information Technology Ltd.(1)	16,000	39,660
Alibaba Pictures Group Ltd.(1)	160,000	21,436
Aluminum Corp. of China Ltd., H Shares(1)	148,000	86,958

Angang Steel Co. Ltd., H Shares(2)	4,000	2,637
Anhui Conch Cement Co. Ltd., H Shares	19,000	117,628
Anhui Expressway Co. Ltd., H Shares	18,000	12,077
ANTA Sports Products Ltd.	16,000	322,980
Aoyuan Healthy Life Group Co. Ltd.(1)(2)	14,000	10,268
Ascentage Pharma Group International(1)(2)	1,100	6,673
Asia Cement China Holdings Corp.	23,500	22,355
Ausnutria Dairy Corp. Ltd.(1)(2)	31,000	48,652
Autohome, Inc., ADR	1,686	129,940
BAIC Motor Corp. Ltd., H Shares	47,000	17,485
Baidu, Inc., ADR(1)	3,972	779,584
BAIOO Family Interactive Ltd.(1)(2)	74,000	16,387
Bank of China Ltd., H Shares	1,077,000	408,096
Bank of Chongqing Co. Ltd., H Shares	27,000	18,297
Bank of Communications Co. Ltd., H Shares	136,000	91,842
BBMG Corp., H Shares(2)	5,000	979
BeiGene Ltd., ADR(1)	324	116,157
Beijing Capital International Airport Co. Ltd., H Shares	58,000	39,316
Beijing Capital Land Ltd., H Shares(1)	6,000	842
Beijing Chunlizhengda Medical Instruments Co. Ltd., H Shares(1)	2,500	8,680
Beijing Enterprises Clean Energy Group Ltd.(1)	1,000,000	12,505
Beijing Enterprises Holdings Ltd.	10,500	36,650
Beijing Enterprises Urban Resources Group Ltd.(1)	96,000	15,071
Beijing Enterprises Water Group Ltd.(1)	96,000	38,341
Beijing North Star Co. Ltd., H Shares	4,000	753
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.(2)	9,000	16,314
Bilibili, Inc., ADR(1)	551	59,056
Binjiang Service Group Co. Ltd.	3,000	9,437
BOC Aviation Ltd.	8,500	76,629
Bosideng International Holdings Ltd.	134,000	72,984
Bright Scholar Education Holdings Ltd., ADR	109	449
Brilliance China Automotive Holdings Ltd.	60,000	56,437
BYD Co. Ltd., H Shares	13,500	310,277
BYD Electronic International Co. Ltd.(2)	21,500	136,828
C&D International Investment Group Ltd.(1)	5,000	9,276
C&D Property Management Group Co. Ltd.(1)	19,000	11,422
CA Cultural Technology Group Ltd.(1)	4,000	1,707
Cabbeen Fashion Ltd.	11,000	4,608
Canaan, Inc., ADR(1)(2)	2,134	17,926
Canadian Solar, Inc.(1)	1,067	42,232
Canvest Environmental Protection Group Co. Ltd.	32,000	16,823
Cathay Media And Education Group, Inc.(1)	12,000	10,034
Central China Management Co. Ltd.(1)	18,000	6,958
Central China New Life Ltd.	5,000	4,574
Central China Real Estate Ltd.	18,000	5,053
Changsha Broad Homes Industrial Group Co. Ltd., H Shares(1)(2)	2,700	6,242
Chaowei Power Holdings Ltd.	36,000	12,807
Cheetah Mobile, Inc., ADR(2)	309	698
China Aircraft Leasing Group Holdings Ltd.	1,000	800
China Aoyuan Group Ltd.	13,000	15,246
China Automotive Systems, Inc.(1)	741	3,105
China Beststudy Education Group(1)	17,000	4,008
China BlueChemical Ltd., H Shares	98,000	30,933
China Bohai Bank Co. Ltd., H Shares	70,000	29,595
China Cinda Asset Management Co. Ltd., H Shares	236,000	50,468

China CITIC Bank Corp. Ltd., H Shares	165,000	90,189
China Coal Energy Co. Ltd., H Shares	13,000	7,890
China Communications Services Corp. Ltd., H Shares	48,000	20,163
China Conch Venture Holdings Ltd.	25,500	117,419
China Construction Bank Corp., H Shares	1,368,000	1,127,132
China Customer Relations Centers, Inc.(1)	94	560
China Datang Corp. Renewable Power Co. Ltd., H Shares	74,000	16,496
China Dongxiang Group Co. Ltd.	83,000	10,480
China East Education Holdings Ltd.(1)	18,000	38,983
China Eastern Airlines Corp. Ltd., H Shares	14,000	6,586
China Education Group Holdings Ltd.	17,000	42,944
China Energy Development Holdings Ltd.(1)	48,000	568
China Everbright Bank Co. Ltd., H Shares	64,000	27,306
China Everbright Environment Group Ltd.	144,000	85,881
China Everbright Greentech Ltd.(2)	31,000	12,022
China Everbright Ltd.	26,000	32,769
China Evergrande Group	17,000	26,492
China Feihe Ltd.	32,000	87,184
China First Capital Group Ltd.(1)(2)	28,000	184
China Foods Ltd.	32,000	13,113
China Galaxy Securities Co. Ltd., H Shares	115,000	72,596
China Gas Holdings Ltd.	4,600	17,495
China Glass Holdings Ltd.(1)	44,000	6,635
China Grand Pharmaceutical and Healthcare Holdings Ltd., Class A(2)	32,000	32,996
China Harmony Auto Holding Ltd.(2)	31,500	14,548
China High Speed Transmission Equipment Group Co. Ltd.(1)	14,000	9,146
China Hongqiao Group Ltd.	73,000	117,749
China Huarong Asset Management Co. Ltd., H Shares	330,000	43,584
China International Capital Corp. Ltd., H Shares(2)	30,400	89,356
China Kepei Education Group Ltd.	26,000	20,046
China Lesso Group Holdings Ltd.	42,000	106,422
China Life Insurance Co. Ltd., ADR(2)	17,023	182,146
China Lilang Ltd.	20,000	12,756
China Literature Ltd.(1)(2)	3,200	33,955
China Logistics Property Holdings Co. Ltd.(1)	3,000	1,639
China Longyuan Power Group Corp. Ltd., H Shares	154,000	221,323
China Machinery Engineering Corp., H Shares	49,000	21,917
China Maple Leaf Educational Systems Ltd.(1)(2)	42,000	8,830
China Medical System Holdings Ltd.	68,000	169,740
China Meidong Auto Holdings Ltd.	20,000	106,634
China Mengniu Dairy Co. Ltd.(1)	58,000	343,299
China Merchants Bank Co. Ltd., H Shares	58,500	541,243
China Merchants Land Ltd.(1)	40,000	5,771
China Merchants Port Holdings Co. Ltd.	42,756	70,624
China Minsheng Banking Corp. Ltd., H Shares(2)	78,000	41,501
China Modern Dairy Holdings Ltd.(1)(2)	139,000	35,822
China Molybdenum Co. Ltd., H Shares	102,000	68,342
China National Building Material Co. Ltd., H Shares	152,000	201,290
China New Higher Education Group Ltd.	43,000	32,597
China Oil & Gas Group Ltd.(1)	40,000	2,166
China Oriental Group Co. Ltd.	26,000	8,524
China Pacific Insurance Group Co. Ltd., H Shares	49,200	187,016
China Petroleum & Chemical Corp., ADR(2)	2,830	152,820
China Pioneer Pharma Holdings Ltd.	22,000	2,695
China Power International Development Ltd.	195,000	49,005

China Railway Group Ltd., H Shares	72,000	38,007
China Railway Signal & Communication Corp. Ltd., H Shares	31,000	12,577
China Rare Earth Holdings Ltd.(1)	68,000	8,144
China Reinsurance Group Corp., H Shares	43,000	4,708
China Renaissance Holdings Ltd.	6,300	17,029
China Resources Beer Holdings Co. Ltd.	16,000	141,945
China Resources Cement Holdings Ltd.	64,000	67,953
China Resources Gas Group Ltd.	20,000	124,012
China Resources Land Ltd.	74,000	349,644
China Resources Medical Holdings Co. Ltd.	39,000	39,449
China Resources Pharmaceutical Group Ltd.	64,500	45,853
China Resources Power Holdings Co. Ltd.	68,000	87,789
China Sanjiang Fine Chemicals Co. Ltd.	48,000	20,162
China SCE Group Holdings Ltd.	34,000	15,458
China Shengmu Organic Milk Ltd.(1)	55,000	4,323
China Shenhua Energy Co. Ltd., H Shares	67,000	147,943
China Shineway Pharmaceutical Group Ltd.(2)	8,000	8,345
China South City Holdings Ltd.	148,000	16,398
China Southern Airlines Co. Ltd., H Shares(1)	18,000	12,802
China Sunshine Paper Holdings Co. Ltd.(1)	7,000	1,669
China Suntien Green Energy Corp. Ltd., H Shares	84,000	35,170
China Taiping Insurance Holdings Co. Ltd.	60,800	113,540
China Tian Lun Gas Holdings Ltd.	9,500	10,019
China Tobacco International HK Co. Ltd.(2)	7,000	16,131
China Tower Corp. Ltd., H Shares	1,236,000	168,869
China Traditional Chinese Medicine Holdings Co. Ltd.	110,000	70,712
China Travel International Investment Hong Kong Ltd.(1)	60,000	9,975
China Vanke Co. Ltd., H Shares	37,300	128,600
China Water Affairs Group Ltd.	24,000	18,714
China Xinhua Education Group Ltd.	17,000	4,993
China XLX Fertiliser Ltd.	27,000	12,021
China Yongda Automobiles Services Holdings Ltd.	46,500	82,019
China Yuchai International Ltd.	512	8,182
China Yuhua Education Corp. Ltd.(2)	36,000	36,102
China ZhengTong Auto Services Holdings Ltd.(1)(2)	9,000	697
China Zhongwang Holdings Ltd.(1)(2)	86,400	21,797
Chongqing Rural Commercial Bank Co. Ltd., H Shares	90,000	41,484
CIFI Holdings Group Co. Ltd.	62,000	54,029
CIMC Enric Holdings Ltd.	12,000	10,975
CITIC Ltd.	74,000	86,993
CITIC Resources Holdings Ltd.(1)	18,000	754
CITIC Securities Co. Ltd., H Shares	40,500	111,985
CMGE Technology Group Ltd.(1)	42,000	18,561
COFCO Joycome Foods Ltd.(2)	57,000	25,920
Cogobuy Group(1)	23,000	6,492
Colour Life Services Group Co. Ltd.(1)(2)	2,000	879
Concord New Energy Group Ltd.	350,000	23,876
Consun Pharmaceutical Group Ltd.	11,000	8,007
Coolpad Group Ltd.(1)	248,000	11,353
COSCO SHIPPING Energy Transportation Co. Ltd., Class H	20,000	9,330
COSCO SHIPPING Holdings Co. Ltd., Class H(1)	88,500	184,877
COSCO SHIPPING International Hong Kong Co. Ltd.(2)	16,000	5,589
COSCO SHIPPING Ports Ltd.	43,929	35,719
Country Garden Holdings Co. Ltd.	106,123	135,295
Country Garden Services Holdings Co. Ltd.	23,000	233,385

CPMC Holdings Ltd.	28,000	16,812
CSPC Pharmaceutical Group Ltd.	313,200	470,994
CStone Pharmaceuticals(1)	4,500	7,388
DaFa Properties Group Ltd.	2,000	1,600
Dali Foods Group Co. Ltd.	80,000	50,823
Daqo New Energy Corp., ADR(1)	2,018	150,099
Datang International Power Generation Co. Ltd., H Shares	6,000	966
Dawnrays Pharmaceutical Holdings Ltd.	7,000	1,675
Dexin China Holdings Co. Ltd.(1)	5,000	1,995
Differ Group Holding Co. Ltd.(1)(2)	100,000	27,337
Digital China Holdings Ltd.	27,000	18,344
Dongfeng Motor Group Co. Ltd., Class H	82,000	77,922
Dongyue Group Ltd.	57,000	43,425
DouYu International Holdings Ltd., ADR(1)	1,695	13,391
Duiba Group Ltd.(1)(2)	16,000	4,058
E-House China Enterprise Holdings Ltd.(2)	5,400	5,568
Edvantage Group Holdings Ltd.	14,000	14,764
ENN Energy Holdings Ltd.	7,500	137,876
Essex Bio-technology Ltd.	11,000	7,521
Ever Sunshine Lifestyle Services Group Ltd.	20,000	55,362
Fanhua, Inc., ADR(2)	1,246	16,559
Fantasia Holdings Group Co. Ltd.	48,000	6,429
FIH Mobile Ltd.(1)(2)	126,000	19,143
FinVolution Group, ADR	7,304	54,926
First Tractor Co. Ltd., H Shares(1)(2)	12,000	6,450
Fosun International Ltd.	67,000	108,137
Fountain SET Holdings Ltd.	6,000	1,091
FriendTimes, Inc.	28,000	9,195
Fu Shou Yuan International Group Ltd.	36,000	38,619
Fufeng Group Ltd.(1)	69,000	22,840
Fuyao Glass Industry Group Co. Ltd., H Shares	15,200	95,538
GCL-Poly Energy Holdings Ltd.(1)	555,000	99,402
GDS Holdings Ltd., ADR(1)	1,596	120,051
Geely Automobile Holdings Ltd.	125,000	316,525
Gemdale Properties & Investment Corp. Ltd.	238,000	34,969
Genertec Universal Medical Group Co. Ltd.	42,500	38,388
Genetron Holdings Ltd., ADR(1)	222	4,700
GF Securities Co. Ltd., H Shares	19,800	28,567
Global Cord Blood Corp.(1)(2)	2,020	12,322
Glory Sun Financial Group Ltd.(1)	140,000	4,331
Goodbaby International Holdings Ltd.(1)	23,000	5,655
Great Wall Motor Co. Ltd., H Shares	85,500	237,211
Greatview Aseptic Packaging Co. Ltd.	30,000	14,565
Greenland Hong Kong Holdings Ltd.	22,000	7,508
Greentown China Holdings Ltd.	16,000	18,283
Greentown Management Holdings Co. Ltd.(1)	22,000	15,045
Guangdong Investment Ltd.	44,000	65,570
Guangzhou Automobile Group Co. Ltd., H Shares	32,000	27,675
Guangzhou R&F Properties Co. Ltd., H Shares	79,600	107,459
Guorui Properties Ltd.	29,000	1,121
Guotai Junan Securities Co. Ltd., H Shares	4,400	6,623
Haichang Ocean Park Holdings Ltd.(1)	83,000	6,736
Haidilao International Holding Ltd.(2)	8,000	45,277
Haier Smart Home Co. Ltd., H Shares(1)	26,600	111,808
Hainan Meilan International Airport Co. Ltd., H Shares(1)	7,000	29,801

Haitian International Holdings Ltd.	24,000	86,829
Haitong Securities Co. Ltd., H Shares	36,400	34,839
Hangzhou Tigermed Consulting Co. Ltd., H Shares	1,100	21,898
Hansoh Pharmaceutical Group Co. Ltd.(1)	16,000	68,209
Harbin Electric Co. Ltd., H Shares(1)	4,000	1,129
Hebei Construction Group Corp. Ltd., H Shares	3,000	1,083
Hengan International Group Co. Ltd.	26,000	175,298
Hi Sun Technology China Ltd.(1)	57,000	10,716
Hisense Home Appliances Group Co. Ltd., H Shares	16,000	24,051
Hollysys Automation Technologies Ltd.	3,109	41,972
Homeland Interactive Technology Ltd.(2)	12,000	8,056
Hope Education Group Co. Ltd.(2)	118,000	34,967
Hopson Development Holdings Ltd.	24,000	116,380
Hua Hong Semiconductor Ltd.(1)(2)	9,000	48,829
Huabao International Holdings Ltd.(2)	29,000	45,133
Huadian Power International Corp. Ltd., H Shares	30,000	9,239
Huaneng Power International, Inc., H Shares	78,000	27,755
Huatai Securities Co. Ltd., H Shares	35,800	55,385
Huaxi Holdings Co. Ltd.	4,000	1,479
Huazhong In-Vehicle Holdings Co. Ltd.(2)	40,000	9,790
Huazhu Group Ltd., ADR(1)	1,524	87,127
Huijing Holdings Co. Ltd.(1)(2)	26,000	6,533
HUYA, Inc., ADR(1)(2)	1,399	21,405
iDreamSky Technology Holdings Ltd.(1)(2)	9,600	5,169
IMAX China Holding, Inc.	4,700	7,726
Industrial & Commercial Bank of China Ltd., H Shares	755,000	495,665
Inke Ltd.(1)(2)	38,000	11,064
Innovent Biologics, Inc.(1)	4,000	46,119
iQIYI, Inc., ADR(1)	6,898	98,365
JD Health International, Inc.(1)(2)	1,750	23,964
JD.com, Inc., ADR(1)	10,889	805,133
JH Educational Technology, Inc.(1)	14,000	9,076
Jiangsu Expressway Co. Ltd., H Shares	44,000	52,925
Jiangxi Copper Co. Ltd., H Shares	22,000	51,441
Jiayuan International Group Ltd.	18,000	9,160
Jingrui Holdings Ltd.	6,000	1,752
JinkoSolar Holding Co. Ltd., ADR(1)(2)	1,076	39,392
Jinxin Fertility Group Ltd.	22,000	53,939
JNBY Design Ltd.	11,500	21,474
JOYY, Inc., ADR	959	73,795
Kaisa Group Holdings Ltd.(1)	76,571	35,137
Kaisa Prosperity Holdings Ltd.	3,750	13,488
Kandi Technologies Group, Inc.(1)(2)	639	3,476
Kangji Medical Holdings Ltd.	7,500	12,436
Kasen International Holdings Ltd.(1)	37,000	3,622
KE Holdings, Inc., ADR(1)	1,641	85,151
Kingboard Holdings Ltd.	29,000	160,290
Kingboard Laminates Holdings Ltd.	32,500	70,292
Kingdee International Software Group Co. Ltd.(1)	29,000	110,200
Kingsoft Corp. Ltd.	12,000	81,040
Kuaishou Technology(1)	900	23,267
Kunlun Energy Co. Ltd.	88,000	99,915
KWG Group Holdings Ltd.	38,500	58,645
KWG Living Group Holdings Ltd.(1)	27,500	27,846
Lee & Man Chemical Co. Ltd.	4,000	2,196

Lee & Man Paper Manufacturing Ltd.	55,000	49,910
Lee's Pharmaceutical Holdings Ltd.(2)	11,000	6,762
Lenovo Group Ltd.	130,000	156,766
LexinFintech Holdings Ltd., ADR(1)	2,338	21,369
Li Auto, Inc., ADR(1)(2)	3,391	79,010
Li Ning Co. Ltd.	48,000	441,302
Lifetech Scientific Corp.(1)	70,000	43,317
LightInTheBox Holding Co. Ltd., ADR(1)(2)	2,012	5,835
Logan Group Co. Ltd.	30,000	48,078
Longfor Group Holdings Ltd.	39,000	228,562
Lonking Holdings Ltd.	94,000	34,144
Lufax Holding Ltd., ADR(1)	2,836	34,571
Luye Pharma Group Ltd.(2)	75,000	50,793
Maanshan Iron & Steel Co. Ltd., H Shares(2)	4,000	1,952
Maoyan Entertainment(1)(2)	5,400	9,421
Meitu, Inc.(1)	51,500	12,732
Meituan, Class B(1)	13,600	476,675
Metallurgical Corp. of China Ltd., H Shares	5,000	1,217
Midea Real Estate Holding Ltd.	8,600	20,566
Ming Yuan Cloud Group Holdings Ltd.(1)	7,000	35,998
Minsheng Education Group Co. Ltd.	34,000	5,686
MMG Ltd.(1)	112,000	68,087
Momo, Inc., ADR	7,060	99,052
Mulsanne Group Holding Ltd.(1)(2)	12,500	9,561
Nam Tai Property, Inc.(1)(2)	124	3,370
NetDragon Websoft Holdings Ltd.	11,000	31,733
NetEase, Inc., ADR	7,040	830,227
New China Life Insurance Co. Ltd., H Shares	18,600	69,989
New Oriental Education & Technology Group, Inc., ADR(1)	13,569	138,811
Newborn Town, Inc.(1)	8,000	6,645
Nexteer Automotive Group Ltd.	41,000	51,641
Nine Dragons Paper Holdings Ltd.	70,000	110,497
NIO, Inc., ADR(1)	5,274	203,682
NiSun International Enterprise Development Group Co. Ltd.(1)(2)	338	4,266
Niu Technologies, ADR(1)(2)	1,256	41,850
Noah Holdings Ltd., ADR(1)	1,560	71,105
Nongfu Spring Co. Ltd., H Shares(1)(2)	3,800	21,889
OneSmart International Education Group Ltd., ADR(1)(2)	516	748
Pacific Millennium Packaging Group Corp.	2,000	1,565
Pacific Online Ltd.	6,000	1,438
PAX Global Technology Ltd.	49,000	61,231
People's Insurance Co. Group of China Ltd. (The), H Shares	124,000	46,016
Perennial Energy Holdings Ltd.(2)	30,000	18,573
PetroChina Co. Ltd., ADR(2)	3,922	161,783
Pharmaron Beijing Co. Ltd., H Shares	1,100	25,878
PICC Property & Casualty Co. Ltd., H Shares	178,000	173,741
Pinduoduo, Inc., ADR(1)	1,796	224,284
Ping An Healthcare and Technology Co. Ltd.(1)(2)	5,200	59,685
Ping An Insurance Group Co. of China Ltd., H Shares	84,506	923,073
Poly Property Group Co. Ltd.	34,000	9,720
Poly Property Services Co. Ltd.	2,200	17,659
Postal Savings Bank of China Co. Ltd., H Shares	175,000	125,671
Pou Sheng International Holdings Ltd.(1)	90,000	22,592
Powerlong Commercial Management Holdings Ltd.	8,500	32,208
Powerlong Real Estate Holdings Ltd.	31,000	30,167

Prinx Chengshan Cayman Holding Ltd.	6,000	6,826
PW Medtech Group Ltd.	7,000	875
Q Technology Group Co. Ltd.(2)	18,000	30,846
Qingling Motors Co. Ltd., H Shares	6,000	1,344
Qudian, Inc., ADR(1)(2)	3,914	8,102
Redco Properties Group Ltd.(2)	22,000	7,545
Redsun Properties Group Ltd.	51,000	17,684
Road King Infrastructure Ltd.	5,000	6,613
Ronshine China Holdings Ltd.(1)	11,000	7,642
Sany Heavy Equipment International Holdings Co. Ltd.(2)	50,000	55,809
Scholar Education Group	5,000	3,478
Seazen Group Ltd.(1)	100,000	113,380
Shandong Gold Mining Co. Ltd., H Shares(2)	13,250	28,777
Shandong Weigao Group Medical Polymer Co. Ltd., H Shares	60,000	124,742
Shanghai Electric Group Co. Ltd., H Shares(1)	40,000	13,033
Shanghai Fosun Pharmaceutical Group Co. Ltd., H Shares(2)	3,500	28,858
Shanghai Fudan Microelectronics Group Co. Ltd., H Shares(1)	4,000	6,677
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd., H Shares(2)	8,000	5,256
Shanghai Haohai Biological Technology Co. Ltd., H Shares	200	2,277
Shanghai Industrial Holdings Ltd.	18,000	28,534
Shanghai Industrial Urban Development Group Ltd.	1,600	159
Shanghai Pharmaceuticals Holding Co. Ltd., H Shares	30,200	66,017
Sheng Ye Capital Ltd.(2)	8,000	7,329
Shenzhen Expressway Co. Ltd., H Shares	18,000	18,163
Shenzhen International Holdings Ltd.	21,500	32,760
Shenzhen Investment Ltd.	152,000	54,390
Shenzhou International Group Holdings Ltd.	14,000	369,046
Shimao Group Holdings Ltd.	20,000	57,381
Shoucheng Holdings Ltd.(2)	33,200	7,703
Shougang Fushan Resources Group Ltd.	62,000	16,678
Shui On Land Ltd.	198,500	33,500
Sichuan Languang Justbon Services Group Co. Ltd., H Shares	3,000	19,983
Sihuan Pharmaceutical Holdings Group Ltd.(2)	105,000	46,447
Silver Grant International Holdings Group Ltd.(1)	8,000	691
Sino Biopharmaceutical Ltd.	321,500	356,328
Sino-Ocean Group Holding Ltd.	160,000	33,985
Sinopec Engineering Group Co. Ltd., H Shares	44,000	27,836
Sinopec Kantons Holdings Ltd.(2)	30,000	11,981
Sinopec Shanghai Petrochemical Co. Ltd., ADR	365	9,286
Sinopharm Group Co. Ltd., H Shares	18,800	62,707
Sinosoft Technology Group Ltd.	22,000	5,270
Sinotrans Ltd., H Shares	4,000	1,896
Sinotruk Hong Kong Ltd.	28,000	67,150
Skyfame Realty Holdings Ltd.	46,000	5,808
Skyworth Group Ltd.(1)	40,487	11,536
So-Young International, Inc., ADR(1)(2)	363	3,557
Sogou, Inc., ADR(1)(2)	1,368	11,532
SOHO China Ltd.(1)	54,500	16,707
Sohu.com Ltd., ADR(1)	1,060	18,688
Sparkle Roll Group Ltd.(1)	136,000	4,120
SSY Group Ltd.	54,000	35,963
Sun King Technology Group Ltd.	42,000	14,180
Sunac China Holdings Ltd.	80,000	294,187
Sunac Services Holdings Ltd.(1)	386	1,153
Sunny Optical Technology Group Co. Ltd.	17,300	440,863

Suoxinda Holdings Ltd.(1)	8,000	6,927
TAL Education Group, ADR(1)	1,843	73,665
TCL Electronics Holdings Ltd.(1)	38,000	25,452
Tencent Holdings Ltd.	41,900	3,275,779
Tencent Music Entertainment Group, ADR(1)	2,652	41,742
Tian Ge Interactive Holdings Ltd.(1)	5,000	902
Tiangong International Co. Ltd.(2)	44,000	19,828
Tianjin Port Development Holdings Ltd.	12,000	1,052
Tianli Education International Holdings Ltd.(1)	68,000	35,525
Tianneng Power International Ltd.(2)	38,000	68,465
Times China Holdings Ltd.	11,000	15,274
Tingyi Cayman Islands Holding Corp.	76,000	144,532
Tong Ren Tang Technologies Co. Ltd., H Shares	25,000	26,376
Tongcheng-Elong Holdings Ltd.(1)	14,800	39,802
Tongda Group Holdings Ltd.(1)	170,000	13,369
Topsports International Holdings Ltd.	37,000	57,266
Towngas China Co. Ltd.(1)	27,000	18,130
TravelSky Technology Ltd., H Shares	2,000	4,320
Trigiant Group Ltd.(1)	6,000	580
Trip.com Group Ltd., ADR(1)	5,409	226,367
Tsingtao Brewery Co. Ltd., H Shares	14,000	148,734
Uni-President China Holdings Ltd.	59,000	64,415
United Strength Power Holdings Ltd.	2,000	2,138
V1 Group Ltd.(1)(2)	124,000	10,861
Vinda International Holdings Ltd.(2)	17,000	53,542
Viomi Technology Co. Ltd., ADR(1)(2)	993	8,093
Vipshop Holdings Ltd., ADR(1)	18,018	416,756
Want Want China Holdings Ltd.	194,000	143,989
Wasion Holdings Ltd.	28,000	9,307
Weibo Corp., ADR(1)	624	31,724
Weichai Power Co. Ltd., H Shares	61,000	141,375
Weiqiao Textile Co., H Shares	25,500	6,733
West China Cement Ltd.	94,000	16,113
Wharf Holdings Ltd. (The)	48,000	165,390
Wisdom Education International Holdings Co. Ltd.(2)	40,000	12,728
Wuling Motors Holdings Ltd.(2)	60,000	14,301
WuXi AppTec Co. Ltd., H Shares(2)	2,208	45,675
Wuxi Biologics Cayman, Inc.(1)	19,000	281,982
XD, Inc.(1)(2)	5,000	38,993
Xiabuxiabu Catering Management China Holdings Co. Ltd.(1)	21,000	24,867
Xiamen International Port Co. Ltd., H Shares	8,000	1,207
Xin Point Holdings Ltd.	12,000	5,407
Xingda International Holdings Ltd.	30,896	8,154
Xinhua Winshare Publishing and Media Co. Ltd., H Shares	16,000	11,697
Xinjiang Goldwind Science & Technology Co. Ltd., H Shares(2)	9,000	15,039
Xinyi Energy Holdings Ltd.(2)	56,000	27,128
Xinyi Solar Holdings Ltd.	124,541	221,193
XPeng, Inc., ADR(1)	1,292	41,512
XTEP International Holdings Ltd.	68,000	74,758
Xunlei Ltd., ADR(1)(2)	887	4,302
Yadea Group Holdings Ltd.	46,000	100,364
Yanzhou Coal Mining Co. Ltd., H Shares	80,000	101,866
YiChang HEC ChangJiang Pharmaceutical Co. Ltd., H Shares(2)	8,800	8,402
Yihai International Holding Ltd.(1)	8,000	63,215
Yincheng International Holding Co. Ltd.	4,000	1,856

YuanShengTai Dairy Farm Ltd.(1)	41,000	3,119
Yuexiu Property Co. Ltd.	224,000	55,391
Yuexiu Transport Infrastructure Ltd.	54,000	33,272
Yum China Holdings, Inc.	9,337	631,555
Yuzhou Group Holdings Co. Ltd.	41,881	12,346
Zengame Technology Holding Ltd.	48,000	8,109
Zepp Health Corp., ADR(1)(2)	940	9,391
Zhaojin Mining Industry Co. Ltd., H Shares	15,500	16,092
Zhejiang Expressway Co. Ltd., H Shares	60,000	53,021
Zhengzhou Coal Mining Machinery Group Co. Ltd., H Shares(2)	6,400	7,413
Zhenro Properties Group Ltd.	71,000	45,649
Zhenro Services Group Ltd.(1)	12,000	8,261
ZhongAn Online P&C Insurance Co. Ltd., H Shares(1)(2)	2,200	10,963
Zhongliang Holdings Group Co. Ltd.	34,000	21,669
Zhongsheng Group Holdings Ltd.	19,500	162,188
Zhou Hei Ya International Holdings Co. Ltd.(1)(2)	20,500	26,160
Zhuguang Holdings Group Co. Ltd.(1)	66,000	21,595
Zhuhai Holdings Investment Group Ltd.(1)	12,000	4,725
Zijin Mining Group Co. Ltd., H Shares	120,000	185,713
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	14,800	18,401
ZTO Express Cayman, Inc., ADR	7,927	254,377
		36,296,043
Colombia — 0.2%
Banco Davivienda SA, Preference Shares	3,823	29,796
Bancolombia SA	2,522	18,568
Bancolombia SA, ADR	1,118	33,562
Cementos Argos SA	12,288	16,835
Corp. Financiera Colombiana SA(1)	3,119	24,040
Ecopetrol SA, ADR(2)	1,949	23,271
Grupo Argos SA	6,893	19,092
Grupo Aval Acciones y Valores SA, Preference Shares	3,792	1,090
Interconexion Electrica SA ESP	9,688	53,953
		220,207
Czech Republic — 0.2%
CEZ AS	2,792	83,425
Komercni banka AS(1)	1,832	67,492
Moneta Money Bank AS(1)	7,240	27,074
		177,991
Egypt — 0.1%
Commercial International Bank Egypt S.A.E., GDR(1)	27,402	95,274
Greece — 0.4%
Alpha Services and Holdings SA(1)	68,380	89,732
Athens Water Supply & Sewage Co. SA	574	6,004
Attica Bank SA(1)	2,201	460
Ellaktor SA(1)	2,561	4,409
Eurobank Ergasias Services and Holdings SA(1)	43,758	40,988
Fourlis Holdings SA(1)	301	1,589
GEK Terna Holding Real Estate Construction SA(1)	2,775	32,280
Hellenic Exchanges - Athens Stock Exchange SA	1,076	5,502
Hellenic Petroleum SA	215	1,625
Hellenic Telecommunications Organization SA	2,778	49,510
JUMBO SA	877	16,871
Motor Oil Hellas Corinth Refineries SA	2,389	39,152
Mytilineos SA	1,153	21,404
National Bank of Greece SA(1)	15,560	46,897

Piraeus Financial Holdings SA(1)	1,868	3,405
Public Power Corp. SA(1)	2,100	23,060
Terna Energy SA	969	13,947
Titan Cement International SA(1)	452	9,653
Viohalco SA	450	2,537
		409,025
Hungary — 0.3%
Magyar Telekom Telecommunications plc	10,305	14,687
MOL Hungarian Oil & Gas plc(1)	13,156	105,671
OTP Bank Nyrt(1)	2,086	114,504
Richter Gedeon Nyrt	2,106	58,784
		293,646
India — 11.7%
3M India Ltd.(1)	18	6,284
Aarti Drugs Ltd.	1,000	9,979
Aarti Industries Ltd.	2,227	51,000
ACC Ltd.	1,934	52,943
Adani Enterprises Ltd.(1)	2,037	36,588
Adani Green Energy Ltd.(1)	1,411	24,091
Adani Ports & Special Economic Zone Ltd.(1)	7,573	81,062
Adani Power Ltd.(1)	15,009	19,030
Adani Total Gas Ltd.(1)	5,496	101,638
Adani Transmission Ltd.(1)	2,093	41,684
Aditya Birla Capital Ltd.(1)	10,997	18,700
AIA Engineering Ltd.(1)	587	15,812
Ajanta Pharma Ltd.	170	4,618
Akzo Nobel India Ltd.	222	6,981
Alembic Ltd.	2,801	4,992
Alkyl Amines Chemicals	545	28,528
Allcargo Logistics Ltd.	2,673	4,799
Amara Raja Batteries Ltd.	2,568	26,350
Ambuja Cements Ltd.	12,321	55,330
APL Apollo Tubes Ltd.(1)	2,686	48,046
Apollo Hospitals Enterprise Ltd.	1,499	65,089
Apollo Tyres Ltd.(1)	12,842	39,569
Arvind Ltd.(1)	8,116	8,673
Ashok Leyland Ltd.(1)	5,779	9,924
Ashoka Buildcon Ltd.(1)	5,427	6,967
Asian Paints Ltd.	2,505	101,613
Aster DM Healthcare Ltd.(1)	2,223	4,525
Astral Ltd.	974	25,277
AstraZeneca Pharma India Ltd.	87	4,537
Atul Ltd.(1)	395	46,350
AU Small Finance Bank Ltd.(1)	1,099	15,076
Aurobindo Pharma Ltd.	5,705	80,437
Avanti Feeds Ltd.	994	7,907
Avenue Supermarts Ltd.(1)	481	20,053
Axis Bank Ltd., GDR(1)	3,747	190,957
Bajaj Auto Ltd.(1)	1,052	60,927
Bajaj Consumer Care Ltd.	4,232	16,733
Bajaj Electricals Ltd.(1)	2,160	32,273
Bajaj Finance Ltd.(1)	1,547	119,565
Bajaj Finserv Ltd.(1)	254	41,003
Balkrishna Industries Ltd.	2,349	70,969
Balrampur Chini Mills Ltd.	6,213	25,428

Bandhan Bank Ltd.(1)	17,175	71,784
BASF India Ltd.	481	15,687
Bata India Ltd.	1,352	28,817
Bayer CropScience Ltd.	144	10,482
Berger Paints India Ltd.	1,983	21,941
Bhansali Engineering Polymers Ltd.	2,839	6,273
Bharat Forge Ltd.(1)	5,344	49,919
Bharat Heavy Electricals Ltd.(1)	16,350	16,204
Bharat Petroleum Corp. Ltd.	13,411	87,153
Bharti Airtel Ltd.	18,009	129,995
Biocon Ltd.(1)	5,175	27,276
Birla Corp. Ltd.	1,175	19,795
Birlasoft Ltd.	11,057	49,028
Blue Dart Express Ltd.(1)	129	10,843
Blue Star Ltd.(1)	2,183	24,890
Bombay Burmah Trading Co.	471	8,338
Borosil Renewables Ltd.(1)	1,727	6,503
Bosch Ltd.	97	20,200
Brigade Enterprises Ltd.(1)	5,282	19,302
Britannia Industries Ltd.	1,087	51,325
Can Fin Homes Ltd.	1,008	7,378
Canara Bank(1)	5,192	11,588
Capri Global Capital Ltd.	800	5,109
Carborundum Universal Ltd.	4,191	34,799
Care Ratings Ltd.	709	5,623
Castrol India Ltd.	12,451	23,122
CCL Products India Ltd.	1,635	8,223
Ceat Ltd.(1)	1,095	19,920
Central Depository Services India Ltd.	1,383	18,528
Century Plyboards India Ltd.(1)	3,085	17,484
Century Textiles & Industries Ltd.	1,098	7,592
Cera Sanitaryware Ltd.(1)	105	5,785
CESC Ltd.	1,483	13,645
CG Power & Industrial Solutions Ltd.(1)	22,490	27,195
Chambal Fertilizers and Chemicals Ltd.	4,955	19,418
Cholamandalam Financial Holdings Ltd.(1)	962	8,529
Cholamandalam Investment and Finance Co. Ltd.	10,431	78,199
Cipla Ltd.(1)	7,774	100,182
City Union Bank Ltd.(1)	11,557	27,683
Coal India Ltd.	19,124	38,741
Cochin Shipyard Ltd.	945	4,946
Coforge Ltd.	315	15,390
Colgate-Palmolive India Ltd.	2,070	48,859
Container Corp. of India Ltd.	8,549	78,678
Coromandel International Ltd.	2,059	23,034
Cosmo Films Ltd.	943	10,431
CreditAccess Grameen Ltd.(1)	1,710	15,254
CRISIL Ltd.	173	4,588
Crompton Greaves Consumer Electricals Ltd.	5,001	27,159
Cummins India Ltd.	4,689	51,154
Cyient Ltd.(1)	2,710	30,535
Dabur India Ltd.	2,353	17,218
Dalmia Bharat Ltd.(1)	1,810	44,318
DCB Bank Ltd.(1)	7,572	10,865
DCM Shriram Ltd.	1,813	17,231

Deepak Nitrite Ltd.(1)	2,699	66,776
Delta Corp. Ltd.(1)	3,208	7,591
Dhani Services Ltd.(1)	4,561	10,810
Dilip Buildcon Ltd.	1,435	10,771
Dish TV India Ltd.(1)	40,713	8,925
Divi's Laboratories Ltd.(1)	499	28,363
Dixon Technologies India Ltd.(1)	770	42,412
DLF Ltd.	9,125	36,003
Dr Lal PathLabs Ltd.	340	13,151
Dr Reddy's Laboratories Ltd., ADR	1,238	88,356
eClerx Services Ltd.	985	16,789
Edelweiss Financial Services Ltd.	15,782	14,099
Eicher Motors Ltd.(1)	580	21,094
EID Parry India Ltd.(1)	2,444	14,005
Emami Ltd.	4,095	28,429
Endurance Technologies Ltd.(1)	938	19,286
Engineers India Ltd.	11,169	12,961
Equitas Holdings Ltd.	6,013	7,661
Eris Lifesciences Ltd.	765	7,409
Escorts Ltd.	1,448	23,212
Exide Industries Ltd.	14,677	38,835
FDC Ltd.(1)	1,453	6,722
Federal Bank Ltd.(1)	39,757	48,763
Fine Organic Industries Ltd.	202	8,363
Finolex Cables Ltd.	4,004	24,835
Force Motors Ltd.	351	6,047
Fortis Healthcare Ltd.(1)	5,887	18,674
Future Lifestyle Fashions Ltd.(1)	1,257	952
GAIL India Ltd.	13,719	28,933
Galaxy Surfactants Ltd.	260	10,656
GHCL Ltd.(1)	1,717	6,266
Gillette India Ltd.	152	11,758
Glenmark Pharmaceuticals Ltd.	4,468	37,449
Globus Spirits Ltd.	926	4,314
GMR Infrastructure Ltd.(1)	15,059	5,429
Godawari Power and Ispat Ltd.	740	9,942
Godrej Consumer Products Ltd.(1)	1,224	14,263
Godrej Industries Ltd.(1)	830	6,045
Godrej Properties Ltd.(1)	672	12,599
Granules India Ltd.	4,707	20,484
Graphite India Ltd.(1)	1,876	19,265
Grasim Industries Ltd.	6,093	123,100
Great Eastern Shipping Co. Ltd. (The)	4,176	23,866
Greenply Industries Ltd.	3,388	9,470
Gujarat Ambuja Exports Ltd.(1)	2,194	5,021
Gujarat Gas Ltd.	4,001	28,178
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	2,250	11,780
Gujarat Pipavav Port Ltd.	11,395	16,672
Gujarat State Petronet Ltd.	6,689	25,688
Havells India Ltd.	1,048	14,719
HCL Technologies Ltd.	18,615	241,917
HDFC Asset Management Co. Ltd.	651	26,658
HDFC Life Insurance Co. Ltd.(1)	2,238	20,645
HEG Ltd.(1)	507	15,186
HeidelbergCement India Ltd.	3,441	12,026

Hero MotoCorp Ltd.	2,885	119,040
HFCL Ltd.(1)	28,396	17,743
Hikal Ltd.	2,164	12,368
HIL Ltd.	97	6,689
Himatsingka Seide Ltd.	1,947	4,693
Hindalco Industries Ltd.	32,613	174,203
Hinduja Global Solutions Ltd.	354	8,937
Hindustan Petroleum Corp. Ltd.	16,896	65,405
Hindustan Unilever Ltd.	5,983	191,565
Housing Development Finance Corp. Ltd.	9,037	316,436
ICICI Bank Ltd., ADR(1)	10,795	194,418
ICICI Lombard General Insurance Co. Ltd.	836	17,111
ICICI Prudential Life Insurance Co. Ltd.(1)	1,107	8,349
ICICI Securities Ltd.	1,089	8,891
IDFC First Bank Ltd.(1)	44,778	36,504
IDFC Ltd.(1)	27,292	21,314
IFB Industries Ltd.(1)	268	3,956
IFCI Ltd.(1)	32,831	5,336
IIFL Finance Ltd.	7,853	27,585
India Cements Ltd. (The)	5,655	14,188
Indiabulls Housing Finance Ltd.	10,177	31,340
Indiabulls Real Estate Ltd.(1)	5,663	7,638
IndiaMart InterMesh Ltd.(1)	217	22,244
Indian Bank(1)	3,251	6,386
Indian Energy Exchange Ltd.	2,436	12,135
Indian Hotels Co. Ltd. (The)	7,143	13,107
Indian Oil Corp. Ltd.	26,628	40,336
Indo Count Industries Ltd.	3,348	6,660
Indraprastha Gas Ltd.	1,402	9,931
Indus Towers Ltd.	8,585	28,629
Info Edge India Ltd.(1)	1,068	65,701
Infosys Ltd., ADR	26,709	516,552
Inox Leisure Ltd.(1)	1,813	7,786
Intellect Design Arena Ltd.(1)	718	7,576
InterGlobe Aviation Ltd.(1)	1,748	42,857
IOL Chemicals and Pharmaceuticals Ltd.	943	8,672
IRB Infrastructure Developers Ltd.	4,609	6,749
Jagran Prakashan Ltd.(1)	9,956	7,890
Jaiprakash Associates Ltd.(1)	47,432	5,451
JB Chemicals & Pharmaceuticals Ltd.	959	18,929
Jindal Poly Films Ltd.	790	9,321
Jindal Saw Ltd.	8,035	11,007
Jindal Stainless Hisar Ltd.(1)	2,893	7,019
Jindal Stainless Ltd.(1)	5,231	6,671
Jindal Steel & Power Ltd.(1)	11,702	63,925
JK Cement Ltd.(1)	754	29,183
JK Lakshmi Cement Ltd.(1)	2,586	19,173
JK Paper Ltd.(1)	2,723	5,707
JK Tyre & Industries Ltd.	14,652	25,657
JM Financial Ltd.	14,637	17,727
JSW Energy Ltd.	10,448	16,728
JSW Steel Ltd.	20,919	198,987
Jubilant Foodworks Ltd.(1)	1,438	61,862
Jubilant Ingrevia Ltd.(1)	2,179	14,555
Jubilant Pharmova Ltd.(1)	2,179	26,463

Just Dial Ltd.(1)	979	12,440
Kajaria Ceramics Ltd.	1,642	21,626
Kalpataru Power Transmission Ltd.	3,140	18,344
Karnataka Bank Ltd. (The)(1)	4,895	4,332
Karur Vysya Bank Ltd. (The)(1)	9,315	7,455
Kaveri Seed Co. Ltd.	951	9,827
KEC International Ltd.(1)	3,912	22,349
KEI Industries Ltd.	948	8,146
KNR Constructions Ltd.(1)	7,057	21,122
Kolte-Patil Developers Ltd.(1)	1,397	4,447
Kotak Mahindra Bank Ltd.(1)	2,990	74,213
KPIT Technologies Ltd.(1)	8,667	28,982
KPR Mill Ltd.	706	15,524
KRBL Ltd.(1)	2,143	6,340
L&T Finance Holdings Ltd.(1)	24,350	31,398
L&T Technology Services Ltd.	301	11,229
Larsen & Toubro Infotech Ltd.	1,219	66,076
Larsen & Toubro Ltd.	7,688	156,555
Laurus Labs Ltd.	6,295	45,296
LIC Housing Finance Ltd.	12,884	80,949
Linde India Ltd.	348	7,775
LT Foods Ltd.	7,047	7,203
Lupin Ltd.	2,335	38,931
Mahanagar Gas Ltd.	1,830	29,658
Mahindra & Mahindra Financial Services Ltd.(1)	14,900	32,807
Mahindra & Mahindra Ltd.	14,524	169,314
Majesco Ltd.	376	396
Manappuram Finance Ltd.	13,517	29,115
Marico Ltd.	9,275	60,285
Marksans Pharma Ltd.	7,598	7,748
Maruti Suzuki India Ltd.	669	64,280
Mayur Uniquoters Ltd.	698	4,204
Meghmani Organics Ltd.(1)	4,499	8,664
Metropolis Healthcare Ltd.	546	19,014
Minda Corp. Ltd.	3,029	4,743
Minda Industries Ltd.	2,212	17,607
Mindtree Ltd.	1,344	43,651
MOIL Ltd.	2,822	6,720
Motherson Sumi Systems Ltd.(1)	33,006	106,965
Motilal Oswal Financial Services Ltd.	657	7,358
Mphasis Ltd.	1,587	42,393
MRF Ltd.	37	42,549
MSTC Ltd.	1,029	3,856
Multi Commodity Exchange of India Ltd.	730	15,608
Muthoot Finance Ltd.	2,767	48,326
Narayana Hrudayalaya Ltd.(1)	2,447	14,528
Natco Pharma Ltd.	1,718	25,200
National Aluminium Co. Ltd.	28,611	28,419
NBCC India Ltd.	27,199	18,333
NCC Ltd.	21,138	24,289
NESCO Ltd.(1)	711	5,477
Nestle India Ltd.	317	76,557
Nippon Life India Asset Management Ltd.	1,267	6,094
NOCIL Ltd.(1)	1,719	4,787
NTPC Ltd.	68,154	102,355

Oberoi Realty Ltd.(1)	2,011	16,256
Oil & Natural Gas Corp. Ltd.	38,689	59,952
Oil India Ltd.	8,053	14,767
OnMobile Global Ltd.	3,493	6,198
Orient Cement Ltd.	4,719	9,300
Orient Electric Ltd.	3,194	13,310
Page Industries Ltd.	123	53,208
Persistent Systems Ltd.	1,079	36,913
Petronet LNG Ltd.	17,048	56,637
Phillips Carbon Black Ltd.	2,127	6,563
Phoenix Mills Ltd. (The)(1)	640	6,763
PI Industries Ltd.	456	16,393
Pidilite Industries Ltd.(1)	1,318	37,453
Piramal Enterprises Ltd.	2,865	70,516
PNB Housing Finance Ltd.(1)	2,344	14,157
PNC Infratech Ltd.(1)	3,220	11,375
Poly Medicure Ltd.(1)	932	13,286
Polycab India Ltd.(1)	446	10,302
Polyplex Corp. Ltd.	473	7,320
Power Finance Corp. Ltd.	10,140	16,844
Power Grid Corp. of India Ltd.	30,820	95,831
Prestige Estates Projects Ltd.(1)	5,300	19,897
Pricol Ltd.(1)	4,351	4,821
Prism Johnson Ltd.(1)	6,392	11,410
Procter & Gamble Health Ltd.	56	4,606
PTC India Ltd.	7,749	9,552
PVR Ltd.(1)	736	13,199
Quess Corp. Ltd.	2,432	22,982
Radico Khaitan Ltd.	1,230	10,355
Rain Industries Ltd.	2,672	6,563
Rajesh Exports Ltd.	1,625	11,605
Rallis India Ltd.	2,331	10,000
Ramco Cements Ltd. (The)	2,048	27,136
Rashtriya Chemicals & Fertilizers Ltd.	7,086	8,069
RBL Bank Ltd.(1)	5,920	17,627
REC Ltd.	25,131	50,626
Redington India Ltd.(1)	9,004	27,291
Relaxo Footwears Ltd.(1)	466	7,202
Reliance Industries Ltd., GDR	8,799	507,034
Repco Home Finance Ltd.	1,964	9,109
Sanofi India Ltd.	158	16,824
Saregama India Ltd.	198	6,820
SBI Life Insurance Co. Ltd.	1,236	16,652
Schaeffler India Ltd.	175	12,765
Sharda Cropchem Ltd.	930	4,399
Shipping Corp. of India Ltd.	5,563	8,924
Shoppers Stop Ltd.(1)	1,341	4,068
Shree Cement Ltd.(1)	170	64,849
Shriram Transport Finance Co. Ltd.	9,619	192,742
Siemens Ltd.	1,247	35,031
Sobha Ltd.	1,143	7,481
Sonata Software Ltd.	3,446	32,001
South Indian Bank Ltd. (The)(1)	51,265	7,278
SRF Ltd.	670	60,202
State Bank of India, GDR(1)	2,337	135,519

Sterling & Wilson Solar Ltd.(1)	1,546	4,897
Sterlite Technologies Ltd.	6,111	21,020
Strides Pharma Science Ltd.	2,601	28,500
Subex Ltd.	6,461	5,158
Sudarshan Chemical Industries(1)	728	6,556
Sun Pharmaceutical Industries Ltd.	11,080	102,343
Sundaram Finance Ltd.	691	23,794
Sundram Fasteners Ltd.	2,633	28,747
Sunteck Realty Ltd.	990	3,965
Suprajit Engineering Ltd.	1,379	5,026
Supreme Industries Ltd.	1,264	39,052
Supreme Petrochem Ltd.	1,178	12,124
Surya Roshni Ltd.	797	5,201
Syngene International Ltd.(1)	1,687	13,680
Tamil Nadu Newsprint & Papers Ltd.	3,992	7,815
Tanla Platforms Ltd.	2,527	31,974
Tata Chemicals Ltd.	8,877	86,698
Tata Communications Ltd.	640	9,261
Tata Consultancy Services Ltd.	8,126	352,232
Tata Consumer Products Ltd.	2,763	24,961
Tata Elxsi Ltd.	543	27,197
Tata Motors Ltd., ADR(1)	7,445	161,780
Tata Power Co. Ltd. (The)	24,630	35,747
Tata Steel BSL Ltd.(1)	12,597	16,895
Tata Steel Long Products Ltd.(1)	679	8,565
Tata Steel Ltd.	18,775	285,754
Tech Mahindra Ltd.	5,241	74,148
Tejas Networks Ltd.(1)	1,973	4,798
Thyrocare Technologies Ltd.	472	6,762
Time Technoplast Ltd.	5,081	6,097
Timken India Ltd.	308	5,659
Titan Co. Ltd.	2,021	43,946
Torrent Pharmaceuticals Ltd.	288	10,785
Torrent Power Ltd.	960	5,683
Trident Ltd.	68,002	15,233
Triveni Engineering & Industries Ltd.(1)	6,923	13,509
Tube Investments of India Ltd.	2,051	32,587
Uflex Ltd.	943	5,632
Ujjivan Financial Services Ltd.	1,463	4,354
UltraTech Cement Ltd.	914	83,193
Union Bank of India(1)	17,616	8,343
United Spirits Ltd.(1)	4,169	35,139
UPL Ltd.	5,649	63,195
V-Guard Industries Ltd.(1)	2,008	7,471
VA Tech Wabag Ltd.(1)	2,681	9,853
Vaibhav Global Ltd.	1,025	11,985
Vakrangee Ltd.	31,841	17,804
Vardhman Textiles Ltd.(1)	838	14,749
Varroc Engineering Ltd.(1)	1,399	7,917
Varun Beverages Ltd.	584	8,118
Vedanta Ltd., ADR(2)	13,156	195,103
Vinati Organics Ltd.	714	17,602
VIP Industries Ltd.(1)	1,621	8,107
Vodafone Idea Ltd.(1)	232,783	27,922
Voltas Ltd.	1,275	17,589

Welspun Corp. Ltd.	6,439	13,187
Welspun India Ltd.	12,451	15,491
Westlife Development Ltd.(1)	808	5,342
Wipro Ltd., ADR	8,383	66,477
Wockhardt Ltd.(1)	1,407	12,773
Yes Bank Ltd.(1)	105,873	19,480
Zee Entertainment Enterprises Ltd.	13,683	39,926
Zensar Technologies Ltd.	2,425	9,652
		13,239,768
Indonesia — 1.4%
Ace Hardware Indonesia Tbk PT	107,700	11,233
Adaro Energy Tbk PT	603,500	49,413
Adhi Karya Persero Tbk PT	82,400	5,649
Adi Sarana Armada Tbk PT(1)	18,500	2,756
Agung Podomoro Land Tbk PT(1)	80,200	825
AKR Corporindo Tbk PT	102,100	23,136
Alam Sutera Realty Tbk PT(1)	534,300	6,691
Aneka Tambang Tbk	161,800	27,873
Astra Agro Lestari Tbk PT	13,500	8,286
Astra International Tbk PT	259,400	93,425
Bank BTPN Syariah Tbk PT	29,000	5,377
Bank Bukopin Tbk PT(1)	524,600	14,745
Bank Central Asia Tbk PT	55,900	123,971
Bank China Construction Bank Indonesia Tbk PT(1)	357,900	3,401
Bank Mandiri Persero Tbk PT	155,400	63,003
Bank Negara Indonesia Persero Tbk PT	128,200	46,655
Bank Pan Indonesia Tbk PT(1)	16,900	1,024
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	85,800	8,308
Bank Pembangunan Daerah Jawa Timur Tbk PT	113,500	5,957
Bank Rakyat Indonesia Persero Tbk PT	339,800	96,823
Bank Syariah Indonesia Tbk PT(1)	61,200	8,008
Bank Tabungan Negara Persero Tbk PT(1)	143,100	15,911
Barito Pacific Tbk PT	133,300	8,295
Buana Lintas Lautan Tbk PT(1)	553,700	11,545
Bukit Asam Tbk PT	93,000	14,256
Bumi Serpong Damai Tbk PT(1)	228,300	17,827
Buyung Poetra Sembada PT	68,000	980
Charoen Pokphand Indonesia Tbk PT	41,500	19,452
Ciputra Development Tbk PT	246,300	18,350
Delta Dunia Makmur Tbk PT(1)	222,900	5,491
Elnusa Tbk PT	183,200	3,870
Erajaya Swasembada Tbk PT(1)	362,500	14,967
Gajah Tunggal Tbk PT(1)	82,900	5,077
Global Mediacom Tbk PT(1)	53,600	1,028
Harum Energy Tbk PT(1)	16,200	5,834
Indah Kiat Pulp & Paper Tbk PT	62,800	36,816
Indo Tambangraya Megah Tbk PT	15,400	13,981
Indocement Tunggal Prakarsa Tbk PT	27,100	22,611
Indofood CBP Sukses Makmur Tbk PT	13,800	7,847
Indofood Sukses Makmur Tbk PT	70,800	30,843
Indosat Tbk PT(1)	74,500	32,563
Industri Jamu Dan Farmasi Sido Muncul Tbk PT	100,600	5,387
Japfa Comfeed Indonesia Tbk PT	274,200	38,921
Kalbe Farma Tbk PT	321,300	32,372
Krakatau Steel (Persero) Tbk PT(1)	252,300	11,032

Kresna Graha Investama Tbk PT(1)	28,000	260
Link Net Tbk PT	36,300	10,388
Lippo Karawaci Tbk PT(1)	765,000	8,131
Malindo Feedmill Tbk PT(1)	13,400	820
Medco Energi Internasional Tbk PT(1)	283,340	13,475
Media Nusantara Citra Tbk PT(1)	116,000	7,624
Merdeka Copper Gold Tbk PT(1)	106,600	19,413
Mitra Adiperkasa Tbk PT(1)	265,800	12,830
Mitra Keluarga Karyasehat Tbk PT	29,600	5,302
Pabrik Kertas Tjiwi Kimia Tbk PT	25,700	16,060
Pakuwon Jati Tbk PT(1)	287,300	10,008
Panin Financial Tbk PT(1)	427,000	5,675
Perusahaan Gas Negara Tbk PT(1)	112,800	8,913
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	65,700	5,469
PP Persero Tbk PT	159,800	12,240
Puradelta Lestari Tbk PT	105,100	1,573
Ramayana Lestari Sentosa Tbk PT	61,500	2,841
Rimo International Lestari Tbk PT(1)	329,900	1,155
Salim Ivomas Pratama Tbk PT(1)	44,700	1,626
Sarana Menara Nusantara Tbk PT	219,800	18,070
Selamat Sempurna Tbk PT	68,200	5,632
Semen Indonesia Persero Tbk PT	76,700	51,798
Siloam International Hospitals Tbk PT	2,000	1,182
Sri Rejeki Isman Tbk PT	54,600	559
Summarecon Agung Tbk PT(1)	396,800	25,092
Surya Citra Media Tbk PT(1)	114,900	12,653
Surya Esa Perkasa Tbk PT(1)	52,700	1,276
Surya Semesta Internusa Tbk PT(1)	20,600	611
Telekomunikasi Indonesia Persero Tbk PT, ADR(2)	6,035	140,133
Timah Tbk PT(1)	178,800	19,703
Tower Bersama Infrastructure Tbk PT	253,700	42,443
Tunas Baru Lampung Tbk PT	24,900	1,489
Unilever Indonesia Tbk PT	69,500	28,106
United Tractors Tbk PT	31,000	47,350
Waskita Beton Precast Tbk PT(1)	48,300	595
Waskita Karya Persero Tbk PT	158,700	11,380
Wijaya Karya Persero Tbk PT	60,800	5,122
XL Axiata Tbk PT	75,700	12,494
		1,551,306
Malaysia — 1.6%
7-Eleven Malaysia Holdings Bhd, Class B	3,000	1,038
Aeon Co. M Bhd	34,400	10,571
AEON Credit Service M Bhd	500	1,463
AirAsia Group Bhd(1)	8,300	1,685
Alliance Bank Malaysia Bhd(1)	34,700	22,256
AMMB Holdings Bhd	34,700	24,257
Ann Joo Resources Bhd(1)	16,600	10,159
Astro Malaysia Holdings Bhd	23,800	6,271
ATA IMS Bhd	14,300	8,365
Axiata Group Bhd	24,800	22,176
Berjaya Corp. Bhd(1)	18,096	1,270
Berjaya Sports Toto Bhd	7,474	3,597
Bermaz Auto Bhd	4,200	1,412
Bumi Armada Bhd(1)	144,000	15,324
Bursa Malaysia Bhd	9,300	18,382

Cahya Mata Sarawak Bhd	32,700	12,879
Careplus Group Bhd	13,500	7,097
Carlsberg Brewery Malaysia Bhd	2,500	13,305
CIMB Group Holdings Bhd	52,300	55,037
Coastal Contracts Bhd(1)	3,400	617
Comfort Glove Bhd	6,800	3,589
CSC Steel Holdings Bhd	18,100	7,225
Cypark Resources Bhd(1)	15,400	4,320
D&O Green Technologies Bhd	25,100	25,994
Dagang NeXchange Bhd(1)	15,500	2,962
Datasonic Group Bhd	28,200	3,442
Dayang Enterprise Holdings Bhd(1)	17,100	5,709
Dialog Group Bhd	31,500	22,322
DiGi.Com Bhd	35,100	36,486
DRB-Hicom Bhd	29,900	13,388
Dufu Technology Corp. Bhd	2,800	2,896
Duopharma Biotech Bhd	9,300	6,768
Eco World Development Group Bhd	20,700	3,079
Econpile Holdings Bhd(1)	5,500	579
Ekovest Bhd	9,600	952
Focus Dynamics Group Bhd(1)	55,800	675
Formosa Prosonic Industries Bhd	6,200	3,945
Fraser & Neave Holdings Bhd	900	5,853
Frontken Corp. Bhd	14,400	10,373
Gamuda Bhd(1)	31,400	24,746
Genting Bhd	25,100	29,807
Genting Malaysia Bhd	34,300	22,986
Genting Plantations Bhd	6,300	12,302
Globetronics Technology Bhd	12,200	6,159
Hai-O Enterprise Bhd	2,000	1,016
HAP Seng Consolidated Bhd	4,400	8,829
Hartalega Holdings Bhd	10,700	23,789
Heineken Malaysia Bhd	2,600	14,968
Hengyuan Refining Co. Bhd	5,300	7,286
Hextar Global Bhd	26,400	9,512
Hiap Teck Venture Bhd	65,900	8,203
Hibiscus Petroleum Bhd	38,500	5,772
Hong Leong Bank Bhd	2,200	9,894
Hong Leong Financial Group Bhd	300	1,295
Hong Leong Industries Bhd	400	921
IHH Healthcare Bhd	4,300	5,552
IJM Corp. Bhd	85,800	37,323
Inari Amertron Bhd	51,900	39,383
IOI Corp. Bhd	7,800	7,756
IOI Properties Group Bhd	41,800	13,040
JAKS Resources Bhd(1)	11,180	1,581
Jaya Tiasa Holdings Bhd(1)	28,000	4,742
Kossan Rubber Industries	19,400	19,246
KPJ Healthcare Bhd	33,800	8,051
KSL Holdings Bhd(1)	5,500	778
Kuala Lumpur Kepong Bhd	5,100	27,464
Land & General Bhd(1)	29,900	868
LBS Bina Group Bhd(1)	8,961	996
Leong Hup International Bhd	5,600	1,002
Lii Hen Industries Bhd	1,400	1,110

Lotte Chemical Titan Holding Bhd	20,000	14,696
Luxchem Corp. Bhd	20,900	4,041
Mah Sing Group Bhd	51,600	11,597
Malakoff Corp. Bhd	6,800	1,324
Malayan Banking Bhd	33,698	66,817
Malayan Flour Mills Bhd	26,300	5,564
Malaysia Airports Holdings Bhd(1)	27,900	37,118
Malaysia Building Society Bhd	54,500	8,297
Malaysia Marine and Heavy Engineering Holdings Bhd(1)	4,700	460
Malaysian Pacific Industries Bhd	2,600	23,382
Malaysian Resources Corp. Bhd	9,900	1,065
Matrix Concepts Holdings Bhd	12,200	5,988
Maxis Bhd	22,900	26,304
Media Prima Bhd(1)	58,500	7,844
Mega First Corp. Bhd	2,100	3,717
MISC Bhd	16,500	27,483
MKH Bhd	2,900	940
MMC Corp. Bhd	15,400	4,355
MSM Malaysia Holdings Bhd(1)	19,700	6,099
Muhibbah Engineering M Bhd	2,000	454
My EG Services Bhd	52,200	24,605
Naim Holdings Bhd	4,300	753
Nestle Malaysia Bhd	800	26,411
OCK Group Bhd(1)	7,100	833
OSK Holdings Bhd	6,600	1,419
PA Resources Bhd	69,900	8,023
Padini Holdings Bhd(1)	12,900	9,016
Paramount Corp. Bhd	3,400	674
Perak Transit Bhd	5,566	922
PESTECH International Bhd	11,600	2,833
Petronas Chemicals Group Bhd	15,600	30,692
Petronas Dagangan Bhd	3,800	17,739
Petronas Gas Bhd	8,200	32,133
Poh Huat Resources Holdings Bhd	2,800	962
PPB Group Bhd	1,800	8,108
Press Metal Aluminium Holdings Bhd	23,800	29,929
Public Bank Bhd	126,700	130,878
QL Resources Bhd	9,050	13,135
Ranhill Utilities Bhd	3,774	712
RHB Bank Bhd	31,000	40,275
Sam Engineering & Equipment M Bhd	600	975
Samchem Holdings Bhd	22,400	9,582
Sapura Energy Bhd(1)	43,200	1,356
Sarawak Oil Palms Bhd	1,400	1,311
Scientex Bhd	22,400	22,541
Serba Dinamik Holdings Bhd	4,000	1,558
Sime Darby Bhd	66,700	36,754
Sime Darby Plantation Bhd	18,200	19,983
Sime Darby Property Bhd	33,900	5,083
SP Setia Bhd Group(1)	60,300	15,172
Sunway Bhd	27,600	10,613
Sunway Construction Group Bhd	11,200	4,443
Supermax Corp. Bhd	36,936	37,791
Syarikat Takaful Malaysia Keluarga Bhd	1,400	1,521
Ta Ann Holdings Bhd	1,700	1,194

Telekom Malaysia Bhd	25,800	38,688
Tenaga Nasional Bhd	30,100	72,727
Thong Guan Industries Bhd	2,400	1,567
TIME dotCom Bhd	6,600	22,327
Tiong NAM Logistics Holdings(1)	26,900	5,267
Titijaya Land Bhd(1)	32,800	3,014
Top Glove Corp. Bhd	36,900	45,380
Tropicana Corp. Bhd(1)	4,807	1,058
Uchi Technologies Bhd	7,500	5,627
UEM Sunrise Bhd(1)	6,800	682
UMW Holdings Bhd	5,900	4,526
Unisem M Bhd	13,300	22,836
UWC Bhd	6,400	8,335
Velesto Energy Bhd(1)	250,600	8,181
ViTrox Corp. Bhd	2,000	7,411
Vizione Holdings Bhd(1)	5,100	259
VS Industry Bhd	66,800	19,681
Wah Seong Corp. Bhd(1)	16,200	3,077
WCT Holdings Bhd(1)	7,373	846
Westports Holdings Bhd	11,600	12,061
Yinson Holdings Bhd	11,100	13,289
YTL Corp. Bhd(1)	27,796	4,570
		1,862,978
Mexico — 2.1%
Alfa SAB de CV, Series A	66,800	46,751
Alpek SAB de CV	12,290	13,896
Alsea SAB de CV(1)	4,700	7,763
America Movil SAB de CV, Class L ADR	14,172	217,824
Arca Continental SAB de CV	2,200	12,221
Banco del Bajio SA	40,992	70,261
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, ADR(1)	4,307	25,368
Becle SAB de CV	4,400	11,006
Bolsa Mexicana de Valores SAB de CV	7,200	16,176
Cemex SAB de CV, ADR(1)	9,300	77,004
Coca-Cola Femsa SAB de CV	4,700	22,971
Consorcio ARA SAB de CV(1)(2)	4,900	1,252
Controladora Nemak SAB de CV(1)	66,800	10,464
Controladora Vuela Cia de Aviacion SAB de CV, ADR(1)	2,081	35,897
Corp. Inmobiliaria Vesta SAB de CV	17,700	35,999
Credito Real SAB de CV SOFOM ER(1)	1,900	628
El Puerto de Liverpool SAB de CV, Class C1	600	2,515
Fomento Economico Mexicano SAB de CV, ADR	1,451	118,982
Genomma Lab Internacional SAB de CV, Class B(1)	12,200	12,740
Gentera SAB de CV(1)	33,900	19,147
Gruma SAB de CV, B Shares	3,075	33,117
Grupo Aeromexico SAB de CV(1)	6,856	1,842
Grupo Aeroportuario del Centro Norte SAB de CV, ADR(1)	968	49,387
Grupo Aeroportuario del Pacifico SAB de CV, ADR(1)	336	35,418
Grupo Aeroportuario del Sureste SAB de CV, ADR(1)	232	40,978
Grupo Bimbo SAB de CV, Series A	16,700	36,304
Grupo Carso SAB de CV(1)	8,000	24,059
Grupo Cementos de Chihuahua SAB de CV	11,000	80,382
Grupo Comercial Chedraui SA de CV	1,300	2,077
Grupo Financiero Banorte SAB de CV	40,996	279,632
Grupo Financiero Inbursa SAB de CV(1)	20,800	20,572

Grupo GICSA SAB de CV(1)	8,000	1,197
Grupo Industrial Saltillo SAB de CV	1,800	2,711
Grupo Mexico SAB de CV, Series B	39,894	191,478
Grupo Rotoplas SAB de CV(1)	1,846	3,059
Grupo Televisa SAB, ADR	19,718	255,743
Grupo Traxion SAB de CV(1)(2)	1,500	2,696
Hoteles City Express SAB de CV(1)	1,300	410
Industrias Bachoco SAB de CV	700	2,697
Industrias Penoles SAB de CV(1)	1,920	28,655
Kimberly-Clark de Mexico SAB de CV, A Shares	30,200	54,417
La Comer SAB de CV	2,600	4,916
Megacable Holdings SAB de CV	24,100	90,384
Nemak SAB de CV(1)	29,400	9,816
Orbia Advance Corp. SAB de CV	27,500	77,607
Promotora y Operadora de Infraestructura SAB de CV	4,330	34,659
Qualitas Controladora SAB de CV	6,900	37,950
Regional SAB de CV	17,290	93,273
Unifin Financiera SAB de CV(1)	723	849
Wal-Mart de Mexico SAB de CV	37,497	119,713
		2,374,863
Peru — 0.2%
Cia de Minas Buenaventura SAA, ADR(1)	5,531	63,717
Credicorp Ltd.(1)	712	97,879
Intercorp Financial Services, Inc.(2)	1,730	48,682
Southern Copper Corp.	1,096	76,435
		286,713
Philippines — 0.7%
Aboitiz Equity Ventures, Inc.	16,600	13,877
Aboitiz Power Corp.	12,100	5,923
Alliance Global Group, Inc.	166,000	35,429
Ayala Corp.	1,490	24,272
Ayala Land, Inc.	53,200	38,388
Ayalaland Logistics Holdings Corp.(1)	17,000	1,098
Bank of the Philippine Islands	27,840	48,878
BDO Unibank, Inc.	28,400	60,474
Cebu Air, Inc.(1)	6,390	5,930
Century Pacific Food, Inc.	41,200	20,255
Chelsea Logistics and Infrastructure Holdings Corp.(1)	9,200	583
Cosco Capital, Inc.	51,700	5,516
DMCI Holdings, Inc.	131,100	15,302
DoubleDragon Properties Corp.(1)	2,700	695
East West Banking Corp.(1)	5,400	1,045
EEI Corp.(1)	5,000	734
Filinvest Land, Inc.	41,000	909
First Gen Corp.	22,300	13,390
Ginebra San Miguel, Inc.	1,300	2,018
Global Ferronickel Holdings, Inc.(1)	171,000	9,116
Globe Telecom, Inc.	615	23,304
GT Capital Holdings, Inc.	2,920	36,025
Integrated Micro-Electronics, Inc.(1)	6,600	1,229
International Container Terminal Services, Inc.	17,210	52,647
JG Summit Holdings, Inc.	30,713	37,384
Jollibee Foods Corp.	5,280	21,094
Manila Electric Co.	1,270	7,545
Manila Water Co., Inc.(1)	2,800	844

Max's Group, Inc.(1)	4,100	545
Megaworld Corp.	408,000	26,703
Metro Pacific Investments Corp.	373,000	30,659
Metropolitan Bank & Trust Co.	44,520	45,544
Nickel Asia Corp.	85,000	9,276
Petron Corp.(1)	75,000	4,834
Pilipinas Shell Petroleum Corp.(1)	1,600	695
PLDT, Inc., ADR(2)	1,215	33,498
Robinsons Land Corp.	91,300	32,710
Robinsons Retail Holdings, Inc.	3,940	4,273
Security Bank Corp.	8,160	20,995
Semirara Mining & Power Corp.	25,000	6,893
SM Investments Corp.	1,335	27,377
SM Prime Holdings, Inc.	37,200	28,700
Universal Robina Corp.	10,470	31,089
Vista Land & Lifescapes, Inc.	62,800	5,002
Wilcon Depot, Inc.	17,100	6,502
		799,199
Poland — 1.2%
Alior Bank SA(1)	3,036	28,046
Allegro.eu SA(1)	1,485	23,615
AmRest Holdings SE(1)	2,830	23,908
Asseco Poland SA	1,398	27,797
Bank Millennium SA(1)	39,467	54,029
Bank Polska Kasa Opieki SA(1)	3,369	87,492
CCC SA(1)	861	28,048
CD Projekt SA	620	30,062
Ciech SA(1)	2,368	29,353
Cyfrowy Polsat SA	4,067	33,934
Dino Polska SA(1)	962	74,562
Enea SA(1)	4,731	11,058
Eurocash SA(1)	2,586	10,812
Famur SA(1)	6,958	4,401
Grupa Azoty SA(1)	3,462	32,354
Grupa Lotos SA	2,860	40,094
Jastrzebska Spolka Weglowa SA(1)	2,700	26,682
KGHM Polska Miedz SA(1)	2,108	116,324
KRUK SA(1)	388	27,249
LPP SA(1)	16	49,860
Lubelski Wegiel Bogdanka SA(1)	109	701
mBank SA(1)	675	55,034
Mercator Medical SA(1)	146	9,520
Neuca SA	24	5,144
Orange Polska SA(1)	14,128	25,813
PGE Polska Grupa Energetyczna SA(1)	7,153	19,777
PKP Cargo SA(1)	196	1,097
PlayWay SA	39	5,109
Polski Koncern Naftowy ORLEN SA	6,898	149,943
Polskie Gornictwo Naftowe i Gazownictwo SA	30,500	54,702
Powszechna Kasa Oszczednosci Bank Polski SA(1)	8,650	93,603
Powszechny Zaklad Ubezpieczen SA(1)	5,424	54,419
Santander Bank Polska SA(1)	596	43,901
Tauron Polska Energia SA(1)	17,464	16,123
TEN Square Games SA	170	20,031

Warsaw Stock Exchange	783	10,651
		1,325,248
Russia — 2.4%
Gazprom PJSC, ADR	52,664	373,894
Globaltrans Investment plc, GDR	14,882	95,827
LUKOIL PJSC, ADR	5,485	446,465
Magnit PJSC, GDR	4,635	70,623
Mail.ru Group Ltd., GDR(1)	87	2,004
MMC Norilsk Nickel PJSC, ADR	8,189	293,160
Mobile TeleSystems PJSC, ADR	5,197	47,397
Novatek PJSC, GDR	574	114,267
Novolipetsk Steel PJSC, GDR	3,066	109,762
O'Key Group SA, GDR	1,578	1,134
PhosAgro PJSC, GDR	6,871	140,649
Ros Agro plc, GDR	125	1,603
Rosneft Oil Co. PJSC, GDR	21,110	149,772
Sberbank of Russia PJSC, ADR (London)	28,462	479,126
Severstal PAO, GDR	6,837	157,324
Tatneft PJSC, ADR	2,224	89,240
VTB Bank PJSC, GDR	126,541	168,212
X5 Retail Group NV, GDR	812	24,221
		2,764,680
South Africa — 4.4%
Absa Group Ltd.(1)	16,455	170,566
Adcock Ingram Holdings Ltd.	305	978
Advtech Ltd.	12,737	12,832
AECI Ltd.	5,378	39,680
African Rainbow Minerals Ltd.	2,061	39,164
Afrimat Ltd.	756	2,807
Alexander Forbes Group Holdings Ltd.	4,775	1,401
Anglo American Platinum Ltd.	425	53,536
AngloGold Ashanti Ltd., ADR	3,220	76,539
Aspen Pharmacare Holdings Ltd.(1)	7,251	86,269
Astral Foods Ltd.	1,498	16,053
AVI Ltd.	8,059	43,533
Balwin Properties Ltd.	4,197	1,362
Barloworld Ltd.(1)	13,589	117,591
Bid Corp. Ltd.(1)	2,417	51,140
Bidvest Group Ltd. (The)	5,166	72,898
Blue Label Telecoms Ltd.(1)	5,048	1,687
Brait plc(1)	4,194	821
Capitec Bank Holdings Ltd.	881	105,744
Cashbuild Ltd.	488	10,723
City Lodge Hotels Ltd.(1)	2,646	807
Clicks Group Ltd.	4,742	89,196
Coronation Fund Managers Ltd.	3,377	13,432
Curro Holdings Ltd.(1)	896	742
DataTec Ltd.(1)	6,090	13,586
Dis-Chem Pharmacies Ltd.(1)	10,080	22,016
Discovery Ltd.(1)	8,239	85,437
DRDGOLD Ltd.	20,138	25,076
EOH Holdings Ltd.(1)	1,194	615
EPP NV(1)	3,537	2,968
Exxaro Resources Ltd.	4,035	44,471

Famous Brands Ltd.(1)	293	1,272
FirstRand Ltd.	51,534	211,050
Foschini Group Ltd. (The)(1)	12,120	117,263
Gold Fields Ltd., ADR	9,385	113,652
Harmony Gold Mining Co. Ltd., ADR	8,375	43,215
Impala Platinum Holdings Ltd.	11,502	198,618
Investec Ltd.	11,930	50,199
KAP Industrial Holdings Ltd.(1)	44,978	14,628
Kumba Iron Ore Ltd.	679	30,254
Lewis Group Ltd.	508	1,266
Liberty Holdings Ltd.(1)	2,210	10,897
Life Healthcare Group Holdings Ltd.(1)	32,255	51,271
Massmart Holdings Ltd.(1)	2,982	14,047
Metair Investments Ltd.	1,914	3,194
MiX Telematics Ltd., ADR	83	1,206
Momentum Metropolitan Holdings	34,030	48,595
Motus Holdings Ltd.	5,780	39,605
Mpact Ltd.	965	1,541
Mr Price Group Ltd.	6,006	100,873
MTN Group(1)	32,380	238,150
MultiChoice Group	12,816	127,073
Murray & Roberts Holdings Ltd.(1)	1,453	1,107
Nampak Ltd.(1)	4,076	869
Naspers Ltd., N Shares	1,780	392,360
Nedbank Group Ltd.(1)	8,636	100,258
NEPI Rockcastle plc	8,450	58,832
Netcare Ltd.(1)	24,526	27,405
Ninety One Ltd.	573	1,908
Northam Platinum Ltd.(1)	5,393	86,706
Oceana Group Ltd.	464	2,425
Old Mutual Ltd.	100,860	104,628
Omnia Holdings Ltd.(1)	6,402	23,247
Pepkor Holdings Ltd.(1)	8,240	12,004
Pick n Pay Stores Ltd.	10,172	43,118
PPC Ltd.(1)	125,428	31,373
Rand Merchant Investment Holdings Ltd.	22,456	52,966
Raubex Group Ltd.	1,373	3,298
Reinet Investments SCA	2,045	42,704
Remgro Ltd.	10,860	95,408
Reunert Ltd.	3,156	12,173
RFG Holdings Ltd.	1,040	1,052
RMB Holdings Ltd.	8,812	875
Royal Bafokeng Platinum Ltd.	5,095	36,415
Sanlam Ltd.	18,422	78,820
Santam Ltd.(1)	817	15,736
Sappi Ltd.(1)	35,732	111,215
Sasol Ltd., ADR(1)	11,666	190,856
Shoprite Holdings Ltd.	8,251	91,415
Sibanye Stillwater Ltd., ADR(2)	7,239	133,270
SPAR Group Ltd. (The)	3,471	47,777
Standard Bank Group Ltd.	16,630	160,584
Steinhoff International Holdings NV(1)	35,801	4,843
Sun International Ltd.(1)	488	681
Super Group Ltd.(1)	5,448	12,299
Telkom SA SOC Ltd.	11,276	39,808

Tiger Brands Ltd.	4,347	71,107
Trencor Ltd.	1,689	454
Truworths International Ltd.	19,786	79,164
Tsogo Sun Gaming Ltd.(1)	3,616	2,203
Tsogo Sun Hotels Ltd.(1)	3,866	670
Vodacom Group Ltd.	8,287	79,429
Wilson Bayly Holmes-Ovcon Ltd.(1)	1,556	13,191
Woolworths Holdings Ltd.(1)	20,019	80,888
Zeder Investments Ltd.	8,750	1,975
		4,969,055
South Korea — 14.8%
Advanced Process Systems Corp.	608	15,635
AfreecaTV Co. Ltd.	167	14,312
Ahnlab, Inc.	82	4,993
Alteogen, Inc.(1)	180	11,401
Amorepacific Corp.	286	73,516
AMOREPACIFIC Group	58	3,959
Aprogen KIC, Inc.(1)	437	853
Aprogen pharmaceuticals, Inc.(1)	1,383	1,501
Asiana Airlines, Inc.(1)	365	5,670
BGF Co. Ltd.	616	3,825
BGF retail Co. Ltd.	319	51,182
BH Co. Ltd.	157	2,426
Binggrae Co. Ltd.	162	9,081
Bioneer Corp.(1)	652	10,157
BNK Financial Group, Inc.	5,193	36,994
Boditech Med, Inc.	309	5,593
Boryung Pharmaceutical Co. Ltd.	219	4,502
Byucksan Corp.	2,612	9,438
Cafe24 Corp.(1)	224	6,131
Celltrion Healthcare Co. Ltd.(1)	270	29,101
Celltrion Pharm, Inc.(1)	70	8,653
Celltrion, Inc.(1)	395	96,766
Cheil Worldwide, Inc.	2,198	47,376
Chong Kun Dang Pharmaceutical Corp.	84	9,827
Chongkundang Holdings Corp.	42	4,084
Chunbo Co. Ltd.	75	11,418
CJ CGV Co. Ltd.(1)	377	10,476
CJ CheilJedang Corp.	131	55,481
CJ Corp.	344	33,755
CJ ENM Co. Ltd.	277	38,873
CJ Logistics Corp.(1)	239	36,431
CMG Pharmaceutical Co. Ltd.(1)	803	3,224
Com2uSCorp	114	13,517
Cosmax, Inc.(1)	363	40,970
COSON Co. Ltd.(1)	1,078	2,542
Coway Co. Ltd.	914	66,562
COWELL FASHION Co. Ltd.	866	5,030
CS Wind Corp.	558	38,575
Cuckoo Homesys Co. Ltd.	216	9,957
Daea TI Co. Ltd.	824	4,583
Daeduck Electronics Co. Ltd.	688	9,249
Daesang Corp.	813	21,521
Daewoo Engineering & Construction Co. Ltd.(1)	4,616	33,020
Daewoo Shipbuilding & Marine Engineering Co. Ltd.(1)	196	5,924

Daewoong Co. Ltd.	322	10,914
Daishin Securities Co. Ltd.	665	10,899
Daou Data Corp.	673	8,732
Daou Technology, Inc.	1,290	31,468
Dawonsys Co. Ltd.	644	10,789
DB Financial Investment Co. Ltd.	1,678	10,773
DB HiTek Co. Ltd.	1,977	92,097
DB Insurance Co. Ltd.	1,537	69,703
Dentium Co. Ltd.	478	24,627
DGB Financial Group, Inc.	2,793	23,642
DL E&C Co. Ltd.(1)	275	33,054
DL Holdings Co. Ltd.	439	32,757
Dong-A Socio Holdings Co. Ltd.	49	5,437
Dong-A ST Co. Ltd.	58	4,421
Dongjin Semichem Co. Ltd.	597	15,432
DongKook Pharmaceutical Co. Ltd.	415	10,709
Dongkuk Steel Mill Co. Ltd.	2,359	47,993
Dongsuh Cos., Inc.	282	7,627
Dongwon Development Co. Ltd.	641	3,559
Dongwon F&B Co. Ltd.	41	8,655
Dongwon Industries Co. Ltd.	66	17,761
Doosan Heavy Industries & Construction Co. Ltd.(1)	797	12,755
Doosan Infracore Co. Ltd.(1)	1,611	17,888
DoubleUGames Co. Ltd.	96	5,816
Douzone Bizon Co. Ltd.	210	15,870
E-MART, Inc.	487	68,126
Echo Marketing, Inc.	366	8,418
Ecopro BM Co. Ltd.	78	12,551
Ecopro Co. Ltd.	166	7,941
Ecopro HN Co. Ltd.(1)	34	4,950
ENF Technology Co. Ltd.	240	7,635
Eo Technics Co. Ltd.	17	1,713
Eugene Corp.	3,001	15,814
Eugene Investment & Securities Co. Ltd.	2,144	9,236
F&F Co. Ltd. / New(1)	180	72,142
F&F Holdings Co. Ltd.	182	6,583
Fila Holdings Corp.	1,257	61,797
Foosung Co. Ltd.(1)	845	7,608
Genexine, Inc.(1)	81	7,268
GOLFZON Co. Ltd.	158	16,085
Grand Korea Leisure Co. Ltd.(1)	242	4,017
Green Cross Corp.	41	12,765
GS Engineering & Construction Corp.	3,030	120,505
GS Holdings Corp.	1,584	65,630
GS Home Shopping, Inc.	51	6,839
GS Retail Co. Ltd.	1,101	36,741
Halla Holdings Corp.	152	5,883
Hana Financial Group, Inc.	6,412	261,752
Hana Tour Service, Inc.(1)	48	3,607
Handsome Co. Ltd.	193	7,754
Hanil Cement Co. Ltd.	73	10,795
Hanjin Heavy Industries & Construction Co. Ltd.(1)	2,594	19,193
Hanjin Kal Corp.(1)	187	11,012
Hanjin Transportation Co. Ltd.	337	12,288
Hankook Shell Oil Co. Ltd.	40	9,692

Hankook Tire & Technology Co. Ltd.	1,919	83,064
Hanmi Pharm Co. Ltd.	25	7,904
Hanon Systems	2,506	38,018
Hansae Co. Ltd.	542	12,881
Hansol Chemical Co. Ltd.	139	31,138
Hansol Paper Co. Ltd.	1,067	15,069
Hansol Technics Co. Ltd.(1)	1,045	8,085
Hanssem Co. Ltd.	121	11,712
Hanwha Aerospace Co. Ltd.	1,438	60,997
Hanwha Corp.	1,543	43,915
Hanwha General Insurance Co. Ltd.(1)	2,607	11,051
Hanwha Investment & Securities Co. Ltd.(1)	7,287	31,770
Hanwha Life Insurance Co. Ltd.	14,326	50,257
Hanwha Solutions Corp.(1)	2,001	81,171
Hanwha Systems Co. Ltd.	1,452	23,272
Harim Holdings Co. Ltd.	1,765	16,848
HDC Holdings Co. Ltd.	769	9,679
HDC Hyundai Development Co-Engineering & Construction, E Shares	852	22,339
Helixmith Co. Ltd.(1)	112	3,134
Hite Jinro Co. Ltd.	988	33,502
HLB Life Science Co. Ltd.(1)	478	4,396
HLB, Inc.(1)	112	3,380
HMM Co. Ltd.(1)	9,756	433,837
Hotel Shilla Co. Ltd.	319	27,841
HS Industries Co. Ltd.	1,315	9,545
Huchems Fine Chemical Corp.	426	8,329
Hugel, Inc.(1)	45	8,096
Humax Co. Ltd.(1)	1,152	4,729
Huons Co. Ltd.	118	6,642
Hwaseung Enterprise Co. Ltd.	315	5,319
Hyosung Advanced Materials Corp.(1)	118	40,562
Hyosung Chemical Corp.(1)	118	38,155
Hyosung Corp.	128	11,294
Hyosung Heavy Industries Corp.(1)	224	13,922
Hyosung TNC Corp.	143	90,877
Hyundai Autoever Corp.	90	9,094
Hyundai Construction Equipment Co. Ltd.(1)	678	34,999
Hyundai Corp.	337	6,191
Hyundai Department Store Co. Ltd.	269	21,640
Hyundai Electric & Energy System Co. Ltd.(1)	1,021	19,911
Hyundai Elevator Co. Ltd.	412	19,747
Hyundai Engineering & Construction Co. Ltd.	2,544	127,804
Hyundai Glovis Co. Ltd.	496	84,988
Hyundai Greenfood Co. Ltd.	883	8,621
Hyundai Heavy Industries Holdings Co. Ltd.	1,270	79,302
Hyundai Home Shopping Network Corp.	257	21,802
Hyundai Livart Furniture Co. Ltd.	429	7,147
Hyundai Marine & Fire Insurance Co. Ltd.	2,282	50,229
Hyundai Mipo Dockyard Co. Ltd.(1)	294	22,423
Hyundai Mobis Co. Ltd.	551	137,336
Hyundai Motor Co.	1,516	314,628
Hyundai Steel Co.	1,267	60,440
Hyundai Wia Corp.	339	24,948
i-SENS, Inc.	272	6,831
ICD Co. Ltd.	599	7,916

Iljin Diamond Co. Ltd.	93	3,517
Iljin Materials Co. Ltd.	112	6,813
Ilyang Pharmaceutical Co. Ltd.	116	4,015
iMarketKorea, Inc.	1,209	11,538
Industrial Bank of Korea	3,278	31,870
Innocean Worldwide, Inc.	385	22,381
Innox Advanced Materials Co. Ltd.(1)	164	8,795
Inscobee, Inc.(1)	756	2,013
Insun ENT Co. Ltd.(1)	1,650	19,586
Interflex Co. Ltd.(1)	276	2,969
Interpark Corp.	1,000	4,605
INTOPS Co. Ltd.	746	19,989
IS Dongseo Co. Ltd.	141	7,707
JB Financial Group Co. Ltd.	3,642	25,201
Jeil Pharmaceutical Co. Ltd.	24	951
Jeju Air Co. Ltd.(1)	154	3,502
Jusung Engineering Co. Ltd.(1)	892	11,713
JW Holdings Corp.	388	1,629
JW Pharmaceutical Corp.	307	8,019
JYP Entertainment Corp.	645	22,081
Kakao Corp.	2,206	241,175
Kangwon Land, Inc.(1)	467	11,688
KB Financial Group, Inc., ADR	6,316	325,211
KC Co. Ltd.	435	10,525
KC Tech Co. Ltd.	493	12,299
KCC Corp.	80	22,273
KCC Glass Corp.	16	927
KEPCO Engineering & Construction Co., Inc.	229	11,964
KEPCO Plant Service & Engineering Co. Ltd.	604	24,765
Kginicis Co. Ltd.	423	8,302
KH Feelux Co. Ltd.(1)	311	919
Kia Corp.	5,636	426,357
KISCO Corp.	1,358	12,669
KIWOOM Securities Co. Ltd.	596	65,694
KMW Co. Ltd.(1)	276	12,482
Koentec Co. Ltd.	632	5,185
Koh Young Technology, Inc.	700	16,561
Kolmar BNH Co. Ltd.	169	8,081
Kolmar Korea Co. Ltd.	104	5,477
Kolmar Korea Holdings Co. Ltd.	244	7,066
Kolon Industries, Inc.	560	30,459
Komipharm International Co. Ltd.(1)	185	1,725
KONA I Co. Ltd.(1)	776	30,615
Korea Aerospace Industries Ltd.	3,129	94,878
Korea Electric Power Corp., ADR	5,606	64,357
Korea Electric Terminal Co. Ltd.	273	20,737
Korea Gas Corp.(1)	430	12,784
Korea Investment Holdings Co. Ltd.	482	45,073
Korea Line Corp.(1)	7,428	22,485
Korea Petrochemical Ind Co. Ltd.	128	31,015
Korea Real Estate Investment & Trust Co. Ltd.	3,951	8,501
Korea Shipbuilding & Offshore Engineering Co. Ltd.(1)	148	18,973
Korea United Pharm, Inc.	247	12,715
Korea Zinc Co. Ltd.	42	17,352
Korean Air Lines Co. Ltd.(1)	3,127	89,007

Korean Reinsurance Co.	1,523	13,333
KT Skylife Co. Ltd.	727	6,344
KTB Investment & Securities Co. Ltd.	3,055	16,372
Kumho Petrochemical Co. Ltd.	765	159,872
Kumho Tire Co., Inc.(1)	3,469	15,452
Kwang Dong Pharmaceutical Co. Ltd.	671	5,408
Kyobo Securities Co. Ltd.	138	1,109
Kyung Dong Navien Co. Ltd.	141	8,185
L&C Bio Co. Ltd.	147	4,099
LEENO Industrial, Inc.	117	17,384
LegoChem Biosciences, Inc.(1)	200	8,881
LF Corp.	1,000	18,046
LG Chem Ltd.	440	327,904
LG Corp.	733	70,291
LG Display Co. Ltd., ADR(1)(2)	13,838	147,513
LG Electronics, Inc.	2,747	373,155
LG Hausys Ltd.	346	29,790
LG HelloVision Co. Ltd.	1,238	5,714
LG Household & Health Care Ltd.	57	78,137
LG Innotek Co. Ltd.	525	94,876
LG International Corp.	1,786	50,772
LG Uplus Corp.	7,009	93,554
LIG Nex1 Co. Ltd.	595	23,984
Lock&Lock Co. Ltd.(1)	304	3,893
Lotte Chemical Corp.	69	17,378
Lotte Chilsung Beverage Co. Ltd.	222	32,378
Lotte Confectionery Co. Ltd.	107	14,702
Lotte Corp.	231	7,951
LOTTE Fine Chemical Co. Ltd.	516	30,762
LOTTE Himart Co. Ltd.	116	4,055
Lotte Shopping Co. Ltd.	207	21,684
LS Corp.	813	50,069
LS Electric Co. Ltd.	313	15,957
Lutronic Corp.(1)	1,474	17,757
LVMC Holdings(1)	986	3,144
LX Holdings Corp.(1)	356	3,909
Maeil Dairies Co. Ltd.	165	11,616
Mando Corp.(1)	1,666	96,749
Mcnex Co. Ltd.	325	14,106
MegaStudyEdu Co. Ltd.	526	31,212
Meritz Financial Group, Inc.	2,277	38,481
Meritz Fire & Marine Insurance Co. Ltd.	2,368	37,855
Meritz Securities Co. Ltd.	12,287	49,196
Mirae Asset Life Insurance Co. Ltd.	2,237	8,177
Mirae Asset Securities Co. Ltd.	3,236	28,576
NAVER Corp.	723	231,970
NCSoft Corp.	141	107,746
Neowiz(1)	562	11,700
NEPES Corp.(1)	475	15,836
Netmarble Corp.	101	12,411
Nexen Tire Corp.	1,809	13,574
NH Investment & Securities Co. Ltd.	3,851	46,219
NHN Corp.(1)	94	6,116
NHN KCP Corp.(1)	328	14,624
NICE Holdings Co. Ltd.	890	15,047

NICE Information Service Co. Ltd.	733	15,138
NongShim Co. Ltd.	22	5,905
OCI Co. Ltd.(1)	255	28,817
OptoElectronics Solutions Co. Ltd.	81	2,908
Orion Corp./Republic of Korea	201	21,343
Orion Holdings Corp.	494	7,660
Osstem Implant Co. Ltd.	576	45,889
Ottogi Corp.	20	9,713
Pan Ocean Co. Ltd.	6,203	38,416
Paradise Co. Ltd.(1)	437	7,639
Partron Co. Ltd.	1,065	9,831
Pearl Abyss Corp.(1)	642	33,502
PI Advanced Materials Co. Ltd.	430	17,540
Poongsan Corp.	487	17,670
POSCO, ADR	6,920	554,361
POSCO Chemical Co. Ltd.	184	24,564
Posco ICT Co. Ltd.	844	5,981
Posco International Corp.	2,436	46,899
Pulmuone Co. Ltd.	627	11,767
S-1 Corp.	175	12,711
S-Oil Corp.(1)	962	81,857
Samchully Co. Ltd.	65	5,472
Samjin Pharmaceutical Co. Ltd.	249	5,667
Samsung Biologics Co. Ltd.(1)	49	36,372
Samsung C&T Corp.	669	82,690
Samsung Card Co. Ltd.	448	13,365
Samsung Electro-Mechanics Co. Ltd.	1,450	218,440
Samsung Electronics Co. Ltd., GDR	1,800	3,252,447
Samsung Engineering Co. Ltd.(1)	5,201	90,015
Samsung Fire & Marine Insurance Co. Ltd.	648	121,890
Samsung Heavy Industries Co. Ltd.(1)	3,345	17,623
Samsung Life Insurance Co. Ltd.	734	54,686
Samsung Pharmaceutical Co. Ltd.(1)	723	7,231
Samsung SDI Co. Ltd.	270	154,970
Samsung SDS Co. Ltd.	237	38,546
Samsung Securities Co. Ltd.	2,090	86,864
Samwha Capacitor Co. Ltd.	200	10,425
Samyang Foods Co. Ltd.	102	8,226
Samyang Holdings Corp.	195	20,293
Sangsangin Co. Ltd.(1)	878	6,172
Seah Besteel Corp.	93	2,647
SeAH Steel Corp.	101	10,357
SeAH Steel Holdings Corp.	160	10,294
Sebang Global Battery Co. Ltd.	158	13,480
Seegene, Inc.	428	26,260
Seobu T&D	496	3,882
Seoul Semiconductor Co. Ltd.	725	12,829
Seoul Viosys Co. Ltd.	377	5,545
SFA Engineering Corp.	247	9,547
SFA Semicon Co. Ltd.(1)	2,124	13,794
Shin Poong Pharmaceutical Co. Ltd.	78	4,578
Shinhan Financial Group Co. Ltd., ADR(2)	4,840	184,598
Shinsegae International, Inc.	26	5,240
Shinsegae, Inc.	121	34,138
Shinsung E&G Co. Ltd.(1)	2,421	6,326

Shinyoung Securities Co. Ltd.(1)	132	7,398
Silicon Works Co. Ltd.	162	15,496
SIMMTECH Co. Ltd.	1,438	28,916
SK Biopharmaceuticals Co. Ltd.(1)	52	5,265
SK Chemicals Co. Ltd.	169	38,409
SK D&D Co. Ltd.	398	12,980
SK Discovery Co. Ltd.	345	16,184
SK Gas Ltd.	126	12,193
SK Holdings Co. Ltd.	387	91,946
SK Hynix, Inc.	6,442	722,284
SK Innovation Co. Ltd.(1)	436	106,929
SK Materials Co. Ltd.	73	21,052
SK Networks Co. Ltd.	7,113	38,122
SK Securities Co. Ltd.	8,304	7,478
SK Telecom Co. Ltd., ADR	6,901	221,108
SKC Co. Ltd.	96	11,164
SL Corp.	252	7,038
SM Entertainment Co. Ltd.(1)	366	13,991
SNT Motiv Co. Ltd.	434	25,052
Songwon Industrial Co. Ltd.	1,219	22,288
Soulbrain Co. Ltd.	82	24,126
Soulbrain Holdings Co., Ltd.(1)	101	3,369
SPC Samlip Co. Ltd.	100	7,953
Studio Dragon Corp.(1)	147	12,639
Taeyoung Engineering & Construction Co. Ltd.	1,144	13,271
TES Co. Ltd.	187	5,221
Tesna, Inc.	498	20,091
TK Corp.	771	7,529
Tokai Carbon Korea Co. Ltd.	90	14,007
Tongyang Life Insurance Co. Ltd.	3,039	15,418
Tongyang, Inc.	3,527	4,333
Toptec Co. Ltd.	247	2,624
TY Holdings Co. Ltd.(1)	394	10,080
Unid Co. Ltd.	398	28,301
UniTest, Inc.(1)	329	5,975
Value Added Technology Co. Ltd.	445	13,083
Vieworks Co. Ltd.	33	1,109
Webzen, Inc.(1)	493	14,164
Winix, Inc.	383	7,751
WiSoL Co. Ltd.	935	10,472
Wonik Holdings Co. Ltd.(1)	908	5,389
WONIK IPS Co. Ltd.	1,371	61,821
Wonik Materials Co. Ltd.	174	5,247
Woongjin Thinkbig Co. Ltd.	2,317	9,069
Woori Financial Group, Inc.	6,926	68,550
Youngone Corp.	1,080	45,924
Youngone Holdings Co. Ltd.	191	8,909
Yuanta Securities Korea Co. Ltd.	5,691	23,027
Yuhan Corp.	300	17,188
Zinus, Inc.	81	7,547
		16,715,244
Taiwan — 16.2%
Ability Enterprise Co. Ltd.	2,000	1,093
AcBel Polytech, Inc.	2,000	1,896
Accton Technology Corp.	1,000	10,575

Ace Pillar Co. Ltd.	2,000	1,844
Acer, Inc.	84,000	96,121
ACES Electronic Co. Ltd.	2,000	3,142
Acter Group Corp. Ltd.	2,000	13,556
ADATA Technology Co. Ltd.	9,000	32,698
Advanced Analog Technology, Inc.(1)	2,000	5,317
Advanced International Multitech Co. Ltd.	5,000	13,138
Advanced Power Electronics Corp.	3,000	6,686
Advantech Co. Ltd.	1,099	12,949
AGV Products Corp.(1)	14,000	6,163
Airmate Cayman International Co. Ltd.	1,020	888
Airtac International Group	1,000	36,203
Alchip Technologies Ltd.	2,000	38,136
Alcor Micro Corp.(1)	4,000	6,080
Allis Electric Co. Ltd.	2,100	1,809
Alltek Technology Corp.	7,000	7,173
Alltop Technology Co. Ltd.	1,500	7,291
Alpha Networks, Inc.	5,773	5,775
Altek Corp.	7,000	9,092
Ampire Co. Ltd.	2,000	1,686
AMPOC Far-East Co. Ltd.	2,000	2,699
AmTRAN Technology Co. Ltd.(1)	3,000	1,902
Anpec Electronics Corp.	3,000	15,187
Apacer Technology, Inc.	1,000	1,624
APAQ Technology Co. Ltd.	3,000	6,585
APCB, Inc.	2,000	1,355
Apex International Co. Ltd.	4,000	8,037
Arcadyan Technology Corp.	4,000	13,653
Ardentec Corp.	17,000	26,062
Argosy Research, Inc.	2,155	7,865
ASE Technology Holding Co. Ltd., ADR(2)	34,287	274,982
Asia Cement Corp.	38,000	69,106
Asia Optical Co., Inc.	2,000	5,842
Asia Pacific Telecom Co. Ltd.(1)	28,621	9,051
Asia Polymer Corp.	10,150	11,080
Asia Vital Components Co. Ltd.	11,000	28,363
ASROCK, Inc.	2,000	11,716
Asustek Computer, Inc.	7,000	98,676
Aten International Co. Ltd.	2,000	6,001
AU Optronics Corp.(1)	221,800	186,430
Audix Corp.	1,000	1,928
AURAS Technology Co. Ltd.	3,000	18,024
AVY Precision Technology, Inc.	6,020	6,058
Bank of Kaohsiung Co. Ltd.	4,180	1,651
Basso Industry Corp.	3,000	5,184
BenQ Materials Corp.	7,000	6,616
BES Engineering Corp.	48,000	15,561
Bin Chuan Enterprise Co. Ltd.	2,000	1,853
Biostar Microtech International Corp.(1)	6,000	5,358
Brighton-Best International Taiwan, Inc.(1)	6,000	7,191
C Sun Manufacturing Ltd.	7,000	13,387
Cameo Communications, Inc.(1)	11,000	4,786
Capital Securities Corp.	63,000	39,985
Career Technology MFG. Co. Ltd.	14,020	15,087
Catcher Technology Co. Ltd.	17,000	111,926

Cathay Financial Holding Co. Ltd.	96,000	191,855
Cayman Engley Industrial Co. Ltd.	2,000	6,585
Celxpert Energy Corp.	3,000	4,832
Central Reinsurance Co. Ltd.	2,000	1,842
Century Iron & Steel Industrial Co. Ltd.	2,000	7,626
Chailease Holding Co. Ltd.	1,040	7,855
Chain Chon Industrial Co. Ltd.(1)	9,000	5,572
ChainQui Construction Development Co. Ltd.	2,200	1,549
Champion Building Materials Co. Ltd.(1)	25,000	10,505
Chang Hwa Commercial Bank Ltd.	7,280	4,433
Chang Wah Technology Co. Ltd.	1,000	2,225
Channel Well Technology Co. Ltd.	2,000	3,711
Charoen Pokphand Enterprise	3,000	8,429
CHC Healthcare Group	1,000	1,309
Chen Full International Co. Ltd.	4,000	5,926
Chenbro Micom Co. Ltd.	2,000	5,668
Cheng Loong Corp.	23,000	34,148
Cheng Mei Materials Technology Corp.(1)	27,000	12,015
Cheng Shin Rubber Industry Co. Ltd.	47,000	80,273
Cheng Uei Precision Industry Co. Ltd.	15,000	21,584
Chia Chang Co. Ltd.	5,000	7,625
Chia Hsin Cement Corp.	2,000	1,579
Chicony Electronics Co. Ltd.	13,000	36,233
Chicony Power Technology Co. Ltd.	4,000	9,794
Chilisin Electronics Corp.	6,000	21,382
Chin-Poon Industrial Co. Ltd.	13,000	13,590
China Airlines Ltd.(1)	45,000	29,246
China Bills Finance Corp.	12,000	6,919
China Chemical & Pharmaceutical Co. Ltd.	2,000	1,676
China Development Financial Holding Corp.	279,000	123,548
China General Plastics Corp.	14,100	17,658
China Life Insurance Co. Ltd.	54,520	48,424
China Man-Made Fiber Corp.(1)	25,000	9,141
China Metal Products	1,000	1,187
China Motor Corp.(1)	8,000	19,557
China Petrochemical Development Corp.	65,000	30,169
China Steel Chemical Corp.	2,000	7,816
China Steel Corp.	206,000	271,282
Chinese Maritime Transport Ltd.	7,000	11,432
Ching Feng Home Fashions Co. Ltd.	1,000	807
Chipbond Technology Corp.	23,000	56,404
ChipMOS Technologies, Inc.	25,000	40,422
Chlitina Holding Ltd.	1,000	7,695
Chong Hong Construction Co. Ltd.	2,000	5,697
Chroma ATE, Inc.	1,000	6,903
Chung Hung Steel Corp.(1)	32,000	56,187
Chung Hwa Pulp Corp.(1)	19,000	16,346
Chung-Hsin Electric & Machinery Manufacturing Corp.	8,000	14,755
Chunghwa Telecom Co. Ltd., ADR(2)	4,465	182,931
Cleanaway Co. Ltd.	2,000	12,257
Clevo Co.(1)	8,000	8,632
CMC Magnetics Corp.	38,000	13,944
Co-Tech Development Corp.	1,000	2,915
Compal Electronics, Inc.	138,000	115,858
Compeq Manufacturing Co. Ltd.	22,000	30,322

Concord Securities Co. Ltd.	4,028	2,547
Concraft Holding Co. Ltd.	3,000	6,492
Continental Holdings Corp.	16,000	14,377
Coremax Corp.	3,272	8,585
Coretronic Corp.	12,000	24,932
Creative Sensor, Inc.	2,000	1,571
CTBC Financial Holding Co. Ltd.	221,000	183,066
CTCI Corp.	3,000	4,088
CviLux Corp.	4,000	5,880
CyberTAN Technology, Inc.	6,000	3,732
DA CIN Construction Co. Ltd.	6,000	7,201
Darfon Electronics Corp.	6,000	9,232
Darwin Precisions Corp.(1)	23,000	11,293
Daxin Materials Corp.	2,000	6,410
Delta Electronics, Inc.	10,000	104,923
Depo Auto Parts Ind Co. Ltd.	3,000	6,092
Dyaco International, Inc.	1,000	3,259
Dynamic Electronics Co. Ltd.(1)	14,274	9,956
Dynapack International Technology Corp.	3,000	11,789
E Ink Holdings, Inc.	1,000	2,213
E-LIFE MALL Corp.	1,000	2,938
E.Sun Financial Holding Co. Ltd.	53,789	49,216
Eastern Media International Corp.	15,000	9,401
Eclat Textile Co. Ltd.	1,000	23,392
Edom Technology Co. Ltd.	2,000	2,507
eGalax_eMPIA Technology, Inc.	2,000	4,457
Egis Technology, Inc.	2,000	11,922
Elan Microelectronics Corp.	11,000	83,058
Elite Advanced Laser Corp.	3,000	6,149
Elite Material Co. Ltd.	7,000	39,955
Elite Semiconductor Microelectronics Technology, Inc.	5,000	24,331
Elitegroup Computer Systems Co. Ltd.(1)	3,000	2,608
ENNOSTAR, Inc.(1)	5,325	14,554
Eson Precision Ind Co. Ltd.	1,000	2,169
Eternal Materials Co. Ltd.	18,000	26,114
Eva Airways Corp.	24,000	15,054
Evergreen International Storage & Transport Corp.	21,000	17,103
Evergreen Marine Corp. Taiwan Ltd.(1)	84,000	291,504
Everlight Chemical Industrial Corp.	11,000	7,603
Everlight Electronics Co. Ltd.	17,000	28,205
Excellence Opto, Inc.	2,000	1,991
Excelsior Medical Co. Ltd.	3,000	6,245
Far Eastern Department Stores Ltd.	15,000	12,035
Far Eastern International Bank	38,742	14,732
Far Eastern New Century Corp.	65,000	73,160
Far EasTone Telecommunications Co. Ltd.	26,000	60,499
Faraday Technology Corp.	7,000	16,956
Farglory F T Z Investment Holding Co. Ltd.	2,000	2,338
Farglory Land Development Co. Ltd.	2,000	3,963
Federal Corp.(1)	9,000	9,274
Feng Hsin Steel Co. Ltd.	12,000	31,960
Feng TAY Enterprise Co. Ltd.	1,200	10,596
Firich Enterprises Co. Ltd.	9,000	9,690
First Financial Holding Co. Ltd.	36,050	28,417
First Steamship Co. Ltd.	28,350	13,150

Fitipower Integrated Technology, Inc.	5,000	59,421
FLEXium Interconnect, Inc.	7,000	29,113
Flytech Technology Co. Ltd.	2,000	4,500
FocalTech Systems Co. Ltd.(1)	8,900	63,939
Forcecon Tech Co. Ltd.	3,284	10,494
Formosa Advanced Technologies Co. Ltd.	5,000	7,047
Formosa Chemicals & Fibre Corp.	31,000	95,349
Formosa International Hotels Corp.	1,000	5,024
Formosa Oilseed Processing Co. Ltd.	6,000	9,522
Formosa Optical Technology Co. Ltd.	1,000	2,206
Formosa Petrochemical Corp.	4,000	14,231
Formosa Plastics Corp.	11,000	40,238
Formosa Sumco Technology Corp.	2,000	12,040
Formosa Taffeta Co. Ltd.	15,000	16,680
Formosan Rubber Group, Inc.	13,000	11,268
Formosan Union Chemical	11,000	7,054
Founding Construction & Development Co. Ltd.	2,000	1,163
Foxconn Technology Co. Ltd.	29,000	67,370
Foxsemicon Integrated Technology, Inc.	2,000	16,466
Franbo Lines Corp.	9,000	6,114
FSP Technology, Inc.	5,000	7,879
Fubon Financial Holding Co. Ltd.	104,000	269,801
Fulgent Sun International Holding Co. Ltd.	3,042	13,515
Full Wang International Development Co. Ltd.	2,000	1,687
Fulltech Fiber Glass Corp.(1)	14,000	7,935
Fusheng Precision Co. Ltd.	2,000	15,926
G Shank Enterprise Co. Ltd.	9,000	11,486
Gamania Digital Entertainment Co. Ltd.	4,000	9,269
Gemtek Technology Corp.(1)	8,000	8,588
General Interface Solution Holding Ltd.	7,000	24,523
Genesys Logic, Inc.	1,000	2,163
Genius Electronic Optical Co. Ltd.	1,000	16,506
Getac Technology Corp.	12,000	22,479
Giant Manufacturing Co. Ltd.	6,000	72,111
Gigabyte Technology Co. Ltd.	16,000	62,135
Ginko International Co. Ltd.	2,100	13,266
Global Brands Manufacture Ltd.	10,000	11,305
Global Lighting Technologies, Inc.	2,000	6,589
Global Mixed Mode Technology, Inc.	2,000	15,826
Global PMX Co. Ltd.	1,000	6,203
Global Unichip Corp.	3,000	38,480
Globalwafers Co. Ltd.	2,000	57,505
Globe Union Industrial Corp.	2,000	1,197
Gloria Material Technology Corp.	2,000	1,400
GMI Technology, Inc.	7,000	5,086
Gold Circuit Electronics Ltd.(1)	10,000	19,111
Goldsun Building Materials Co. Ltd.	24,990	22,570
Gourmet Master Co. Ltd.	3,000	17,840
Grand Fortune Securities Co. Ltd.	8,000	4,928
Grand Pacific Petrochemical(1)	31,000	29,222
Grape King Bio Ltd.	3,000	17,834
Great Tree Pharmacy Co. Ltd.	2,000	10,010
Great Wall Enterprise Co. Ltd.	16,000	32,625
Greatek Electronics, Inc.	10,000	25,453
GTM Holdings Corp.	2,000	1,782

Hannstar Board Corp.	10,301	16,443
HannStar Display Corp.(1)	94,000	72,052
HannsTouch Solution, Inc.	22,000	9,866
Heran Co. Ltd.	2,000	8,609
Highlight Tech Corp.	2,000	2,881
Highwealth Construction Corp.	1,100	1,691
HIM International Music, Inc.	2,000	6,820
Hiroca Holdings Ltd.	4,000	9,024
Hitron Technology, Inc.	7,000	5,278
Hiwin Technologies Corp.	1,061	14,051
Ho Tung Chemical Corp.(1)	45,000	18,162
Hocheng Corp.(1)	13,000	5,290
Hold-Key Electric Wire & Cable Co. Ltd.(1)	9,000	5,198
Holiday Entertainment Co. Ltd.	1,000	2,239
Holtek Semiconductor, Inc.	7,000	23,861
Holy Stone Enterprise Co. Ltd.	3,000	14,189
Hon Hai Precision Industry Co. Ltd.	126,000	503,453
Hong Pu Real Estate Development Co. Ltd.	2,000	1,552
Hong TAI Electric Industrial	9,000	8,057
Hong YI Fiber Industry Co.	2,000	1,793
Horizon Securities Co. Ltd.	18,000	16,146
Hota Industrial Manufacturing Co. Ltd.	2,147	7,156
Hotai Finance Co. Ltd.	2,000	5,930
Hotai Motor Co. Ltd.	1,000	20,334
Hotron Precision Electronic Industrial Co. Ltd.	3,000	7,159
Hsing TA Cement Co.	2,000	1,873
HTC Corp.(1)	9,000	11,800
Hu Lane Associate, Inc.	1,025	3,834
Hua Nan Financial Holdings Co. Ltd.	26,400	17,275
Huaku Development Co. Ltd.	6,000	20,184
Huang Hsiang Construction Corp.	1,000	1,465
Hung Ching Development & Construction Co. Ltd.	2,000	1,638
Hung Sheng Construction Ltd.	16,920	12,046
Hycon Technology Corp.	2,000	11,412
I-Chiun Precision Industry Co. Ltd.(1)	7,000	7,486
I-Sheng Electric Wire & Cable Co. Ltd.	1,000	1,573
IBF Financial Holdings Co. Ltd.	47,426	29,188
Ichia Technologies, Inc.	16,000	9,912
IEI Integration Corp.	3,000	5,450
Innodisk Corp.	2,020	12,445
Innolux Corp.(1)	279,000	223,664
Inpaq Technology Co. Ltd.	1,000	2,133
Integrated Service Technology, Inc.	5,000	9,128
International CSRC Investment Holdings Co.	21,000	18,839
International Games System Co. Ltd.	2,000	67,119
Inventec Corp.	31,000	28,676
ITE Technology, Inc.	4,000	17,617
ITEQ Corp.	8,000	35,745
Jess-Link Products Co. Ltd.	4,000	5,493
Jih Lin Technology Co. Ltd.	2,000	5,412
K Laser Technology, Inc.	2,000	1,542
Kaimei Electronic Corp.	3,000	11,266
Kenda Rubber Industrial Co. Ltd.	17,040	25,294
Kenmec Mechanical Engineering Co. Ltd.	2,000	1,650
KHGEARS International Ltd.	2,000	9,805

Kindom Development Co. Ltd.	6,000	8,165
King Yuan Electronics Co. Ltd.	37,000	56,849
King's Town Bank Co. Ltd.	18,000	26,801
Kinik Co.	4,000	9,254
Kinpo Electronics	22,000	10,889
Kinsus Interconnect Technology Corp.	10,000	37,578
KNH Enterprise Co. Ltd.(1)	4,000	5,217
KS Terminals, Inc.	1,000	2,608
Kung Long Batteries Industrial Co. Ltd.	2,000	10,384
Kung Sing Engineering Corp.(1)	4,000	1,453
Kuo Toong International Co. Ltd.	13,000	12,793
Kuoyang Construction Co. Ltd.	4,545	4,993
KYE Systems Corp.(1)	11,000	5,063
L&K Engineering Co. Ltd.	5,000	5,154
Lanner Electronics, Inc.	3,000	6,397
Largan Precision Co. Ltd.	1,000	104,753
Leader Electronics, Inc.(1)	8,000	4,510
Leadtek Research, Inc.(1)	4,000	7,953
Lealea Enterprise Co. Ltd.(1)	23,000	10,447
Lelon Electronics Corp.	2,000	4,628
Lemtech Holdings Co. Ltd.	2,000	13,010
Li Peng Enterprise Co. Ltd.(1)	34,000	15,409
Lian HWA Food Corp.	4,000	8,472
Lien Hwa Industrial Holdings Corp.	1,160	2,050
Lingsen Precision Industries Ltd.(1)	15,000	9,455
Lite-On Technology Corp.	55,000	130,268
Long Da Construction & Development Corp.	2,000	1,595
Longchen Paper & Packaging Co. Ltd.	27,591	23,235
Longwell Co.	5,000	11,068
Lotes Co. Ltd.	2,000	42,617
Lucky Cement Corp.	9,000	4,514
Lumax International Corp. Ltd.	1,000	2,572
Lung Yen Life Service Corp.	3,000	6,477
Macauto Industrial Co. Ltd.	2,000	6,464
Machvision, Inc.	2,000	16,892
Macronix International Co. Ltd.	56,000	85,511
Marketech International Corp.	3,000	11,058
Materials Analysis Technology, Inc.	3,000	13,126
MediaTek, Inc.	7,000	241,830
Mega Financial Holding Co. Ltd.	37,000	44,146
Meiloon Industrial Co.	2,000	2,484
Mercuries & Associates Holding Ltd.	10,400	8,149
Mercuries Life Insurance Co. Ltd.(1)	21,000	7,093
Merida Industry Co. Ltd.	4,000	46,270
Micro-Star International Co. Ltd.	12,000	71,762
Mirle Automation Corp.	5,000	7,978
Mitac Holdings Corp.	7,840	7,971
Mobiletron Electronics Co. Ltd.	1,000	2,023
momo.com, Inc.	1,000	45,088
MOSA Industrial Corp.	8,000	12,241
MPI Corp.	2,000	7,873
Namchow Holdings Co. Ltd.	5,000	10,171
Nan Liu Enterprise Co. Ltd.	1,000	5,951
Nan Pao Resins Chemical Co. Ltd.	1,000	5,404
Nan Ren Lake Leisure Amusement Co. Ltd.	2,000	936

Nan Ya Plastics Corp.	22,000	66,282
Nan Ya Printed Circuit Board Corp.(1)	5,000	56,192
Nantex Industry Co. Ltd.	11,000	51,899
Nanya Technology Corp.	25,000	72,476
Nichidenbo Corp.	7,000	13,327
Nien Made Enterprise Co. Ltd.	4,000	58,770
Nishoku Technology, Inc.	2,000	9,707
Novatek Microelectronics Corp.	7,000	127,125
O-Bank Co. Ltd.	21,000	5,313
O-TA Precision Industry Co. Ltd.	3,000	15,647
Ocean Plastics Co. Ltd.(1)	9,000	11,418
OptoTech Corp.(1)	15,000	14,662
Orient Semiconductor Electronics Ltd.	18,000	11,583
Oriental Union Chemical Corp.	2,000	1,539
Pacific Hospital Supply Co. Ltd.	3,000	8,714
PADAUK Technology Co. Ltd.	2,000	9,199
Pan Jit International, Inc.	9,000	16,376
Pan-International Industrial Corp.	21,000	29,584
Parade Technologies Ltd.	1,000	54,031
PChome Online, Inc.	3,000	10,857
Pegatron Corp.	27,000	71,230
Pegavision Corp.	2,000	36,501
PharmaEngine, Inc.	3,000	7,137
Phihong Technology Co. Ltd.(1)	14,000	17,077
Phison Electronics Corp.	2,000	33,601
Pixart Imaging, Inc.	2,000	13,165
Plotech Co. Ltd.	2,000	1,977
Pou Chen Corp.	60,000	82,699
Power Wind Health Industry, Inc.	1,000	5,101
Powertech Technology, Inc.	20,000	76,417
Poya International Co. Ltd.(1)	1,000	19,537
President Chain Store Corp.	7,000	66,149
President Securities Corp.	29,280	30,182
Prince Housing & Development Corp.	29,000	12,392
Promate Electronic Co. Ltd.	9,000	12,905
Prosperity Dielectrics Co. Ltd.	3,000	6,631
Qisda Corp.	59,000	63,940
Qualipoly Chemical Corp.	4,000	4,866
Quang Viet Enterprise Co. Ltd.	1,000	4,643
Quanta Computer, Inc.	51,000	161,658
Quanta Storage, Inc.	5,000	7,349
Radiant Opto-Electronics Corp.	3,000	12,742
Radium Life Tech Co. Ltd.	21,000	8,433
Realtek Semiconductor Corp.	11,000	196,852
Rechi Precision Co. Ltd.	12,000	8,789
Rexon Industrial Corp. Ltd.	4,000	11,219
Rich Development Co. Ltd.	21,000	7,222
Ritek Corp.(1)	16,000	5,605
Roo Hsing Co. Ltd.(1)	3,000	1,059
Ruentex Development Co. Ltd.	22,000	41,497
Ruentex Engineering & Construction Co.	4,000	20,736
Ruentex Industries Ltd.	8,000	23,855
Ruentex Materials Co. Ltd.	1,000	1,308
Sampo Corp.	9,000	9,562
San Fang Chemical Industry Co. Ltd.	2,000	1,573

San Far Property Ltd.	2,206	1,201
San Shing Fastech Corp.	3,000	6,548
Sanyang Motor Co. Ltd.	12,000	12,072
SCI Pharmtech, Inc.	1,000	3,066
SDI Corp.	1,000	3,387
Sea Sonic Electronics Co. Ltd.	2,000	7,528
Shan-Loong Transportation Co. Ltd.	2,000	2,583
Shanghai Commercial & Savings Bank Ltd. (The)	42,000	68,535
Sheng Yu Steel Co. Ltd.	2,000	2,468
ShenMao Technology, Inc.	6,000	9,357
Shin Foong Specialty & Applied Materials Co. Ltd.	1,000	10,073
Shin Kong Financial Holding Co. Ltd.	226,118	80,922
Shin Zu Shing Co. Ltd.	3,123	12,601
Shining Building Business Co. Ltd.(1)	22,000	9,662
Shinkong Insurance Co. Ltd.	5,000	7,173
Shinkong Synthetic Fibers Corp.	16,000	12,397
Shiny Chemical Industrial Co. Ltd.	2,000	8,056
ShunSin Technology Holding Ltd.	2,000	7,942
Shuttle, Inc.(1)	12,000	5,677
Sigurd Microelectronics Corp.	17,000	30,714
Silicon Integrated Systems Corp.	20,000	15,245
Simplo Technology Co. Ltd.	4,000	52,576
Sincere Navigation Corp.	12,000	11,454
Sino-American Silicon Products, Inc.	7,000	41,546
Sinon Corp.	10,000	7,787
SinoPac Financial Holdings Co. Ltd.	212,000	102,743
Sinyi Realty, Inc.	6,000	6,595
Sirtec International Co. Ltd.	1,000	1,050
Sitronix Technology Corp.	6,000	57,538
Siward Crystal Technology Co. Ltd.	2,000	2,048
Soft-World International Corp.	2,000	7,641
Solar Applied Materials Technology Corp.	12,547	20,807
Sonix Technology Co. Ltd.	6,000	20,328
Sporton International, Inc.	1,000	8,675
St Shine Optical Co. Ltd.	1,000	10,102
Standard Foods Corp.	6,000	11,374
Star Comgistic Capital Co. Ltd.	4,000	3,589
Stark Technology, Inc.	3,000	7,499
Sunjuice Holdings Co. Ltd.	1,000	17,204
Sunny Friend Environmental Technology Co. Ltd.	2,000	15,341
Sunonwealth Electric Machine Industry Co. Ltd.	1,000	1,559
Supreme Electronics Co. Ltd.	7,739	11,057
Sweeten Real Estate Development Co. Ltd.	2,160	1,917
Symtek Automation Asia Co. Ltd.	2,000	6,657
Syncmold Enterprise Corp.	2,000	6,015
Synnex Technology International Corp.	23,000	48,655
Systex Corp.	4,000	12,509
T3EX Global Holdings Corp.	2,000	6,747
TA Chen Stainless Pipe	11,000	17,819
Ta Ya Electric Wire & Cable	16,000	16,268
TA-I Technology Co. Ltd.	3,000	7,448
Tah Hsin Industrial Corp.	3,000	7,661
Tai-Saw Technology Co. Ltd.(1)	2,000	1,593
Taichung Commercial Bank Co. Ltd.	40,195	16,446
TaiDoc Technology Corp.	1,000	7,630

Taiflex Scientific Co. Ltd.	4,000	6,844
Tainan Spinning Co. Ltd.	33,000	33,705
Tainergy Tech Co. Ltd.(1)	5,000	4,280
Taishin Financial Holding Co. Ltd.	188,642	99,943
TaiSol Electronics Co. Ltd.	2,000	3,367
Taisun Enterprise Co. Ltd.	2,000	2,083
Taita Chemical Co. Ltd.	8,090	11,865
Taiwan Business Bank	95,150	32,805
Taiwan Cement Corp.	59,150	107,910
Taiwan Cogeneration Corp.	7,000	9,710
Taiwan Cooperative Financial Holding Co. Ltd.	36,050	27,097
Taiwan FamilyMart Co. Ltd.	1,000	9,555
Taiwan Fertilizer Co. Ltd.	14,000	28,090
Taiwan Fire & Marine Insurance Co. Ltd.	2,000	1,489
Taiwan FU Hsing Industrial Co. Ltd.	4,000	6,428
Taiwan Glass Industry Corp.(1)	42,000	48,963
Taiwan High Speed Rail Corp.	25,000	26,038
Taiwan Hon Chuan Enterprise Co. Ltd.	8,000	20,299
Taiwan Hopax Chemicals Manufacturing Co. Ltd.	2,000	2,230
Taiwan Land Development Corp.(1)	21,000	5,431
Taiwan Mask Corp.	4,000	12,267
Taiwan Mobile Co. Ltd.	21,000	75,487
Taiwan Navigation Co. Ltd.	11,000	15,226
Taiwan Paiho Ltd.	10,000	33,998
Taiwan PCB Techvest Co. Ltd.	10,000	17,232
Taiwan Sakura Corp.	1,000	2,356
Taiwan Secom Co. Ltd.	4,000	13,175
Taiwan Semiconductor Co. Ltd.	1,000	1,728
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	32,376	3,799,647
Taiwan Shin Kong Security Co. Ltd.	1,010	1,391
Taiwan Styrene Monomer	2,000	1,407
Taiwan Surface Mounting Technology Corp.	4,000	16,914
Taiwan TEA Corp.(1)	2,000	1,375
Taiwan Union Technology Corp.	6,000	20,912
Taiyen Biotech Co. Ltd.	6,000	6,917
Tatung Co. Ltd.(1)	2,000	1,793
TCI Co. Ltd.	2,000	17,573
Te Chang Construction Co. Ltd.	1,000	1,089
Teco Electric and Machinery Co. Ltd.	38,000	45,149
Tera Autotech Corp.	1,081	879
Test Research, Inc.	4,000	8,236
Test Rite International Co. Ltd.	2,000	1,948
Tex-Ray Industrial Co. Ltd.(1)	12,000	7,754
Thinking Electronic Industrial Co. Ltd.	2,000	11,502
Thye Ming Industrial Co. Ltd.	1,000	1,113
Ton Yi Industrial Corp.(1)	20,000	9,672
Tong Yang Industry Co. Ltd.	8,000	9,440
Tong-Tai Machine & Tool Co. Ltd.	2,000	1,113
Topco Scientific Co. Ltd.	4,000	18,870
Topoint Technology Co. Ltd.	7,000	9,981
TPK Holding Co. Ltd.(1)	8,000	13,287
Transcend Information, Inc.	3,000	7,693
Tripod Technology Corp.	11,000	50,110
Tsann Kuen Enterprise Co. Ltd.	2,000	2,001
TSC Auto ID Technology Co. Ltd.	1,000	7,747

TSRC Corp.	14,000	15,500
Ttet Union Corp.	2,000	11,634
TTY Biopharm Co. Ltd.	1,000	3,114
Tung Ho Steel Enterprise Corp.	31,000	53,393
TXC Corp.	2,000	7,408
TYC Brother Industrial Co. Ltd.	10,000	7,759
Tyntek Corp.	3,000	2,969
TZE Shin International Co. Ltd.(1)	9,000	5,841
U-Ming Marine Transport Corp.	12,000	26,106
Ultra Chip, Inc.	3,000	6,695
Uni-President Enterprises Corp.	72,000	188,898
Unic Technology Corp.	7,000	6,257
Unimicron Technology Corp.	30,000	112,676
Union Bank of Taiwan	39,470	16,654
Union Insurance Co. Ltd.	2,100	1,551
Unitech Printed Circuit Board Corp.	12,000	8,894
United Integrated Services Co. Ltd.	1,000	8,383
United Microelectronics Corp.	181,000	340,166
United Renewable Energy Co. Ltd.(1)	67,000	32,797
Univacco Technology, Inc.	2,000	1,597
Universal Cement Corp.	15,000	12,132
Universal Microelectronics Co. Ltd.(1)	5,000	4,101
Unizyx Holding Corp.(1)	16,000	17,595
UPC Technology Corp.	28,000	25,644
USI Corp.	25,000	30,699
Utechzone Co. Ltd.	3,000	6,113
Vanguard International Semiconductor Corp.	20,000	84,251
Ventec International Group Co. Ltd.	2,000	7,587
Visual Photonics Epitaxy Co. Ltd.	3,000	12,079
Voltronic Power Technology Corp.	1,000	45,403
Wafer Works Corp.	8,000	14,612
Wah Lee Industrial Corp.	5,000	13,879
Walsin Lihwa Corp.	77,000	69,981
Walsin Technology Corp.	3,000	22,382
Walton Advanced Engineering, Inc.(1)	12,000	6,494
Wan Hai Lines Ltd.	19,000	105,901
Wei Chuan Foods Corp.	9,000	6,932
Weikeng Industrial Co. Ltd.	15,000	12,426
Well Shin Technology Co. Ltd.	5,000	9,121
Weltrend Semiconductor	2,000	4,969
Win Semiconductors Corp.	5,000	58,656
Winbond Electronics Corp.	65,000	79,059
Winstek Semiconductor Co. Ltd.	2,000	1,983
Wisdom Marine Lines Co. Ltd.(1)	13,047	32,199
Wistron Corp.	43,000	47,352
Wistron Information Technology & Services Corp.	2,000	7,024
Wistron NeWeb Corp.	6,000	14,294
Wiwynn Corp.	1,000	32,741
Wowprime Corp.	4,000	19,120
WPG Holdings Ltd.	46,000	85,461
WT Microelectronics Co. Ltd.	13,000	25,354
WUS Printed Circuit Co. Ltd.	1,800	1,866
XinTec, Inc.(1)	6,000	33,182
Xxentria Technology Materials Corp.	1,000	2,427
Yageo Corp.	1,000	17,613

Yang Ming Marine Transport Corp.(1)	54,000	209,729
YC INOX Co. Ltd.	14,000	16,370
YCC Parts Manufacturing Co. Ltd.	1,000	1,376
Yea Shin International Development Co. Ltd.(1)	5,000	4,042
Yem Chio Co. Ltd.	13,000	8,718
Yen Sun Technology Corp.(1)	4,000	4,468
YFY, Inc.	46,000	62,546
Yi Jinn Industrial Co. Ltd.	7,000	4,531
Yieh Phui Enterprise Co. Ltd.(1)	27,000	22,019
Yonyu Plastics Co. Ltd.	1,000	1,228
Young Fast Optoelectronics Co. Ltd.	4,000	4,759
Youngtek Electronics Corp.	4,000	11,191
Yuanta Financial Holding Co. Ltd.	212,600	196,145
Yulon Finance Corp.	3,100	15,224
Yulon Motor Co. Ltd.(1)	15,357	21,923
YungShin Global Holding Corp.	1,000	1,558
Yungtay Engineering Co. Ltd.	1,000	2,217
Zeng Hsing Industrial Co. Ltd.	2,000	11,876
Zenitron Corp.	7,000	7,066
Zero One Technology Co. Ltd.	2,000	3,383
Zhen Ding Technology Holding Ltd.	10,000	34,916
Zig Sheng Industrial Co. Ltd.(1)	22,000	20,972
Zinwell Corp.(1)	6,000	4,101
		18,289,796
Thailand — 2.2%
AAPICO Hitech PCL, NVDR	10,890	8,141
Advanced Info Service PCL, NVDR	12,900	69,730
AEON Thana Sinsap Thailand PCL, NVDR	2,800	18,064
Airports of Thailand PCL, NVDR	23,300	46,381
Amanah Leasing PCL, NVDR	9,200	1,646
Amata Corp. PCL, NVDR	23,700	14,014
AP Thailand PCL, NVDR	100,600	27,678
Asia Aviation PCL, NVDR(1)	63,700	5,379
Asia Sermkij Leasing PCL, NVDR	1,800	1,969
Asset World Corp. PCL, NVDR(1)	33,500	5,136
B Grimm Power PCL, NVDR	9,700	13,578
Bangchak Corp. PCL, NVDR	58,000	46,850
Bangkok Airways PCL, NVDR(1)	4,300	1,003
Bangkok Aviation Fuel Services PCL, NVDR(1)	1,000	807
Bangkok Bank PCL, NVDR	9,600	35,165
Bangkok Chain Hospital PCL, NVDR	5,900	3,847
Bangkok Dusit Medical Services PCL, NVDR	79,600	54,695
Bangkok Expressway & Metro PCL, NVDR	51,700	13,308
Bangkok Land PCL, NVDR	196,000	7,084
Bangkok Life Assurance PCL, NVDR	14,300	14,039
Banpu PCL, NVDR	88,400	36,471
Banpu Power PCL, NVDR	9,700	5,893
BCPG PCL, NVDR	8,700	3,894
BEC World PCL, NVDR(1)	36,800	14,595
Berli Jucker PCL, NVDR	1,000	1,103
BTS Group Holdings PCL, NVDR	37,600	10,826
Bumrungrad Hospital PCL, NVDR	4,200	17,586
Cal-Comp Electronics Thailand PCL, NVDR	26,325	2,695
Carabao Group PCL, NVDR	3,100	13,033
Central Pattana PCL, NVDR	27,200	43,926

Central Plaza Hotel PCL, NVDR(1)	1,900	2,019
Central Retail Corp. PCL, NVDR	16,541	17,572
CH Karnchang PCL, NVDR	50,000	31,792
Charoen Pokphand Foods PCL, NVDR	33,600	29,276
Chularat Hospital PCL, NVDR	101,800	11,386
CK Power PCL, NVDR	6,000	1,054
Com7 PCL, NVDR	9,500	22,534
CP ALL PCL, NVDR	20,400	39,628
Delta Electronics Thailand PCL, NVDR	1,500	26,384
Dhipaya Insurance PCL, NVDR	5,900	6,509
Diamond Building Products PCL, NVDR	5,000	1,247
Dohome PCL, NVDR	3,791	3,059
Dynasty Ceramic PCL, NVDR	84,500	8,481
Eastern Polymer Group PCL, NVDR	42,400	15,330
Eastern Water Resources Development and Management PCL, NVDR	2,900	909
Ekachai Medical Care PCL, NVDR	4,700	947
Electricity Generating PCL, NVDR	1,600	8,901
Energy Absolute PCL, NVDR	22,100	42,042
Erawan Group PCL (The), NVDR(1)	8,700	839
Esso Thailand PCL, NVDR(1)	4,400	1,188
GFPT PCL, NVDR	16,100	5,511
Global Power Synergy PCL, NVDR	6,000	13,809
Gulf Energy Development PCL, NVDR	16,300	17,600
Gunkul Engineering PCL, NVDR	152,900	17,502
Haad Thip PCL, NVDR	1,400	1,690
Hana Microelectronics PCL, NVDR	10,400	19,631
Home Product Center PCL, NVDR	41,300	18,220
Ichitan Group PCL, NVDR	5,600	2,149
Indorama Ventures PCL, NVDR	44,300	64,378
Intouch Holdings PCL, NVDR	12,800	26,199
IRPC PCL, NVDR	414,800	54,354
Italian-Thai Development PCL, NVDR(1)	149,800	13,213
Jasmine International PCL, NVDR	218,300	19,388
JMT Network Services PCL, NVDR	7,000	10,017
JWD Infologistics PCL, NVDR	30,600	11,941
Kasikornbank PCL	3,000	11,518
KCE Electronics PCL, NVDR	18,300	40,981
KGI Securities Thailand PCL, NVDR	47,000	11,271
Kiatnakin Phatra Bank PCL, NVDR	7,000	12,541
Krung Thai Bank PCL, NVDR	56,800	19,625
Krungthai Card PCL, NVDR	10,800	25,291
Land & Houses PCL, NVDR	58,500	14,972
LPN Development PCL, NVDR	37,300	5,938
Major Cineplex Group PCL, NVDR(1)	17,300	11,233
MBK PCL, NVDR	22,800	9,922
MC Group PCL, NVDR	4,300	1,313
MCS Steel PCL, NVDR	16,600	7,540
Mega Lifesciences PCL, NVDR	7,500	8,690
Minor International PCL, NVDR(1)	13,500	13,604
MK Restaurants Group PCL, NVDR	600	1,037
Muangthai Capital PCL, NVDR	13,500	26,525
Noble Development PCL, NVDR	40,800	9,655
Nusasiri PCL, NVDR(1)	94,600	1,240
Osotspa PCL, NVDR	4,000	4,699
Plan B Media PCL, NVDR	62,700	12,019

Polyplex Thailand PCL, NVDR	13,000	11,643
Precious Shipping PCL, NVDR(1)	21,700	12,417
Premier Marketing PCL, NVDR	3,900	1,260
Prima Marine PCL, NVDR	39,800	9,358
Property Perfect PCL, NVDR	40,700	638
Pruksa Holding PCL, NVDR	16,600	7,275
PTG Energy PCL, NVDR	19,400	11,848
PTT Exploration & Production PCL, NVDR	21,100	79,237
PTT Global Chemical PCL, NVDR	40,700	81,927
PTT PCL, NVDR	108,600	136,236
Quality Houses PCL, NVDR	108,900	8,013
Raimon Land PCL, NVDR(1)	40,600	1,209
Rajthanee Hospital PCL, NVDR	1,400	1,265
Ratch Group PCL, NVDR	13,500	21,913
Ratchthani Leasing PCL, NVDR	58,350	7,837
Regional Container Lines PCL, NVDR	31,100	49,476
Rojana Industrial Park PCL, NVDR	6,800	1,566
RS PCL, NVDR(1)	10,700	8,639
S 11 Group PCL, NVDR	4,200	974
Sansiri PCL, NVDR	675,100	28,284
SEAFCO PCL, NVDR	5,200	828
Sermsang Power Corp. Co. Ltd., NVDR	32,120	13,252
Siam Cement PCL (The), NVDR	6,500	91,927
Siam Commercial Bank PCL (The), NVDR	10,200	33,266
Siam Future Development PCL, NVDR	5,800	1,364
Siam Global House PCL, NVDR	18,555	12,450
Siamgas & Petrochemicals PCL, NVDR	27,100	9,964
Singha Estate PCL, NVDR(1)	20,100	1,388
Sino-Thai Engineering & Construction PCL, NVDR	17,200	8,411
SNC Former PCL, NVDR	2,800	1,308
Somboon Advance Technology PCL, NVDR	2,000	1,329
SPCG PCL, NVDR	13,200	8,277
Sri Trang Agro-Industry PCL, NVDR	22,400	31,501
Srisawad Corp. PCL, NVDR	25,500	61,301
Srisawad Finance PCL, NVDR	4,400	5,762
Star Petroleum Refining PCL, NVDR(1)	18,400	5,678
STP & I PCL, NVDR(1)	7,300	1,068
Supalai PCL, NVDR	17,300	11,671
Super Energy Corp. PCL, NVDR	129,100	3,966
Susco PCL, NVDR	10,600	1,091
Synnex Thailand PCL, NVDR	11,700	10,189
Taokaenoi Food & Marketing PCL, NVDR	16,200	3,807
Thai Airways International PCL, NVDR(1)	6,800	729
Thai Oil PCL, NVDR	17,300	32,751
Thai Union Group PCL, NVDR	97,200	55,024
Thaicom PCL, NVDR	14,300	5,120
Thaifoods Group PCL, NVDR	70,100	11,071
Thanachart Capital PCL, NVDR	10,700	11,719
Thoresen Thai Agencies PCL, NVDR	68,300	38,292
Tipco Asphalt PCL, NVDR	11,200	6,993
Tisco Financial Group PCL, NVDR	8,700	24,919
TMBThanachart Bank PCL, NVDR	219,700	7,868
TOA Paint Thailand PCL, NVDR	6,900	8,219
Total Access Communication PCL, NVDR	15,400	15,266
TPI Polene PCL, NVDR	156,800	10,025

TPI Polene Power PCL, NVDR	54,800	7,817
TQM Corp. PCL, NVDR	700	2,609
True Corp. PCL, NVDR	386,900	38,829
TTW PCL, NVDR	14,400	5,392
U City PCL, NVDR(1)	92,400	2,928
U City PCL, NVDR(1)	30,800	847
Unique Engineering & Construction PCL, NVDR(1)	4,000	992
Univanich Palm Oil PCL, NVDR	5,800	1,206
VGI PCL, NVDR	22,200	4,400
Vinythai PCL, NVDR	1,500	1,812
WHA Corp. PCL, NVDR	60,400	5,947
Workpoint Entertainment PCL, NVDR	14,600	11,338
WP Energy PCL, NVDR	5,900	943
Zen Corp. Group PCL, NVDR	2,200	831
		2,469,549
Turkey — 0.5%
AG Anadolu Grubu Holding AS	1,279	3,458
Akbank T.A.S.	51,968	31,854
Aksa Akrilik Kimya Sanayii AS	3,764	7,174
Aksa Enerji Uretim AS(1)	7,931	12,064
Aksigorta AS	4,966	4,637
Alarko Holding AS	3,317	3,880
Anadolu Anonim Turk Sigorta Sirketi	5,534	4,371
Anadolu Efes Biracilik Ve Malt Sanayii AS	3,095	8,316
Arcelik AS	470	1,753
Aselsan Elektronik Sanayi Ve Ticaret AS	2,862	5,029
Bagfas Bandirma Gubre Fabrikalari AS(1)	1,255	3,460
Baticim Bati Anadolu Cimento Sanayii AS(1)	2,996	4,366
Bera Holding AS(1)	2,301	7,248
BIM Birlesik Magazalar AS	3,770	28,291
Cemtas Celik Makina Sanayi Ve Ticaret AS	729	1,191
Cimsa Cimento Sanayi VE Ticaret AS(1)	1,448	3,818
Coca-Cola Icecek AS	1,377	12,495
Dogan Sirketler Grubu Holding AS	15,748	5,402
EGE Endustri VE Ticaret AS	21	3,067
Eregli Demir ve Celik Fabrikalari TAS	12,763	28,678
Ford Otomotiv Sanayi AS	453	9,097
Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.(1)	652	3,363
Gubre Fabrikalari TAS(1)	783	5,783
Haci Omer Sabanci Holding AS	22,953	23,121
Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS(1)	856	1,302
Is Finansal Kiralama AS(1)	5,787	2,093
Is Yatirim Menkul Degerler AS	1,327	2,644
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class A(1)	6,824	5,724
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D(1)	15,130	13,930
Kartonsan Karton Sanayi ve Ticaret AS	321	2,165
KOC Holding AS	11,622	25,171
Koza Altin Isletmeleri AS(1)	720	10,072
Koza Anadolu Metal Madencilik Isletmeleri AS(1)	4,008	7,339
Logo Yazilim Sanayi Ve Ticaret AS	255	4,340
Mavi Giyim Sanayi Ve Ticaret AS, B Shares(1)	783	4,469
Migros Ticaret AS(1)	1,055	4,334
MLP Saglik Hizmetleri AS(1)	1,967	5,278
NET Holding AS(1)	2,629	1,736
Nuh Cimento Sanayi AS	462	2,568

Pegasus Hava Tasimaciligi AS(1)	1,470	13,961
Petkim Petrokimya Holding AS(1)	10,810	7,907
Sasa Polyester Sanayi AS(1)	2,292	8,521
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	1,189	1,230
Sok Marketler Ticaret AS(1)	3,147	4,175
TAV Havalimanlari Holding AS(1)	626	1,712
Tekfen Holding AS	4,089	7,248
Tofas Turk Otomobil Fabrikasi AS	2,104	7,098
Turk Hava Yollari AO(1)	5,902	8,930
Turk Traktor ve Ziraat Makineleri AS	343	7,387
Turkcell Iletisim Hizmetleri AS, ADR	2,968	13,801
Turkiye Garanti Bankasi AS	30,699	28,616
Turkiye Halk Bankasi AS(1)	8,002	4,283
Turkiye Is Bankasi AS, C Shares	30,117	17,921
Turkiye Petrol Rafinerileri AS(1)	734	8,364
Turkiye Sigorta AS	4,436	2,706
Turkiye Sinai Kalkinma Bankasi AS	29,795	4,577
Turkiye Sise ve Cam Fabrikalari AS	17,915	16,579
Turkiye Vakiflar Bankasi TAO, D Shares(1)	11,240	4,662
Vestel Elektronik Sanayi ve Ticaret AS(1)	1,746	6,438
Yapi ve Kredi Bankasi AS	66,629	16,823
Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	2,668	5,140
Yesil Yapi Endustrisi AS(1)	21,886	3,450
Zorlu Enerji Elektrik Uretim AS(1)	4,083	957
		517,567
United States†
Sempra Energy	316	42,994
TOTAL COMMON STOCKS (Cost $88,474,502)		111,868,029
RIGHTS†
Brazil†
Gol Linhas Aereas Inteligentes SA(1)(2)	45	16
China†
Coolpad Group Ltd.(1)	124,000	1,198
South Korea†
Cosmax, Inc.(1)	27	557
Humax Co. Ltd.(1)	449	283
Korea Line Corp.(1)	1,887	1,318
MBK PCL(1)	843	1,096
		3,254
Thailand†
Erawan Group plc(1)	6,960	450
TOTAL RIGHTS (Cost $640)		4,918
WARRANTS†
Malaysia†
Frontken Corp. Bhd(1)	4,800	401
JAKS Resources Bhd(1)	3,440	237
Vizione Holdings Bhd(1)	2,040	42
		680
Thailand†
Erawan Group PCL (The)(1)	1,242	80
MBK PCL(1)	912	309
Minor International PCL(1)	422	47
Minor International PCL(1)	466	52

Nusasiri PCL(1)		23,650	8
RS PCL(1)		2,140	—
Thaifoods Group PCL(1)		7,010	402
			898
TOTAL WARRANTS (Cost $—)			1,578
CORPORATE BOND†
India†
Britannia Industries Ltd., 5.50%, 6/3/24 (Acquired 5/25/21, Cost $433)(4) (Cost $433)	INR	31,523	436
TEMPORARY CASH INVESTMENTS — 1.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $1,251,111)		1,251,111	1,251,111
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(3) — 1.4%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $1,612,393)		1,612,393	1,612,393
TOTAL INVESTMENT SECURITIES — 101.5% (Cost $91,339,079)			114,738,465
OTHER ASSETS AND LIABILITIES — (1.5)%			(1,681,043)
TOTAL NET ASSETS — 100.0%			$113,057,422

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
S&P 500 E-Mini	4	June 2021	$840,480	$53,874
^Amount represents value and unrealized appreciation (depreciation).

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Information Technology	18.7%
Financials	18.0%
Consumer Discretionary	14.1%
Materials	11.8%
Communication Services	8.4%
Industrials	8.4%
Consumer Staples	5.2%
Health Care	4.8%
Energy	4.7%
Real Estate	2.8%
Utilities	2.1%
Temporary Cash Investments	1.1%
Temporary Cash Investments - Securities Lending Collateral	1.4%
Other Assets and Liabilities	(1.5)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt
†Category is less than 0.05% of total net assets.
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $4,058,483. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $4,258,025, which includes securities collateral of $2,645,632.
(4)Restricted security that may not be offered for public sale without being registered with the Securities and Exchange Commission and/or may be subject to resale, redemption or transferability restrictions. The aggregate value of these securities at the period end was $436, which represented less than 0.05% of total net assets.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Brazil	3,066,415	3,374,769	—
Chile	142,684	583,015	—
China	8,963,944	27,332,099	—
Colombia	56,833	163,374	—
India	1,222,686	12,017,082	—
Indonesia	140,133	1,411,173	—
Mexico	856,601	1,518,262	—
Peru	286,713	—	—
Philippines	33,498	765,701	—
Russia	47,397	2,717,283	—
South Africa	558,738	4,410,317	—
South Korea	1,497,148	15,218,096	—
Taiwan	4,257,560	14,032,236	—
Turkey	13,801	503,766	—
Other Countries	—	6,676,705	—
Rights	16	4,902	—
Warrants	—	1,578	—
Corporate Bonds	—	436	—
Temporary Cash Investments	1,251,111	—	—
Temporary Cash Investments - Securities Lending Collateral	1,612,393	—	—
	24,007,671	90,730,794	—
Other Financial Instruments
Futures Contracts	53,874	—	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.